Schedule of Investments (Unaudited) June 30, 2025

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
CHINA — 99.8%
Communication Services — 42.0%
Autohome ADR	2,462,635	$63,511,357
Baidu, Cl A *	23,835,334	253,383,264
Bilibili, Cl Z *	10,317,744	220,418,557
China Literature *	17,675,200	67,210,792
Cloud Music *	2,837,600	87,116,127
iQIYI ADR *(A)	19,764,135	34,982,519
JOYY ADR	1,071,927	54,571,804
Kanzhun ADR *	14,065,485	250,928,252
Kingsoft	30,491,400	158,866,020
Kuaishou Technology, Cl B *	34,536,400	278,490,971
NetEase	9,914,705	266,497,166
Tencent Holdings	9,944,375	637,200,080
Tencent Music Entertainment Group ADR	13,785,971	268,688,575
Weibo ADR	3,401,135	32,412,816
		2,674,278,300
Consumer Discretionary — 40.2%
Alibaba Group Holding	39,635,764	554,395,782
JD.com, Cl A	23,140,140	377,022,154
Meituan, Cl B *	27,882,347	445,051,985
PDD Holdings ADR *	4,439,517	464,639,849
TAL Education Group ADR *	16,717,065	170,848,404
Tongcheng Travel Holdings	47,409,400	118,251,726
Trip.com Group	4,188,100	243,283,261
Vipshop Holdings ADR	12,498,168	188,097,429
		2,561,590,590
Consumer Staples — 5.8%
Alibaba Health Information Technology *(A)	215,594,000	130,180,326
JD Health International *	43,313,487	237,258,591
		367,438,917
Financials — 4.2%
Qifu Technology ADR	4,611,602	199,959,063
ZhongAn Online P&C Insurance, Cl H *(A)	29,743,600	69,187,023
		269,146,086
Industrials — 3.7%
Full Truck Alliance ADR	20,259,474	239,264,388

Schedule of Investments (Unaudited) June 30, 2025

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 3.9%
KE Holdings, Cl A	40,854,700	$246,689,526

TOTAL CHINA		6,358,407,807

TOTAL COMMON STOCK (Cost $6,147,592,541)		6,358,407,807

SHORT-TERM INVESTMENT — 3.3%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 4.260% (B)(C)	213,145,272	213,145,272
TOTAL SHORT-TERM INVESTMENT (Cost $213,145,272)		213,145,272

TOTAL INVESTMENTS — 103.1% (Cost $6,360,737,813)		6,571,553,079
OTHER ASSETS LESS LIABILITIES – (3.1)%		(197,982,734)
NET ASSETS - 100%		$6,373,570,345

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2025.
(B)	The rate shown is the 7-day effective yield as of June 30, 2025.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2025 was $213,145,272.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-002-2400

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.5% ‡
CHINA — 99.5%
Communication Services — 1.3%
China United Network Communications, Cl A	1,835,000	$1,367,960
Focus Media Information Technology, Cl A	847,602	863,795
		2,231,755
Consumer Discretionary — 6.7%
BYD, Cl A	176,700	8,187,529
Midea Group, Cl A	353,300	3,561,039
		11,748,568
Consumer Staples — 11.1%
Foshan Haitian Flavouring & Food, Cl A	205,442	1,115,955
Inner Mongolia Yili Industrial Group, Cl A	282,212	1,098,409
Kweichow Moutai, Cl A	53,889	10,603,941
Luzhou Laojiao, Cl A	65,246	1,032,911
Muyuan Foods, Cl A	242,145	1,420,117
Shanxi Xinghuacun Fen Wine Factory, Cl A	54,116	1,332,587
Wuliangye Yibin, Cl A	172,079	2,856,313
		19,460,233
Energy — 3.3%
China Petroleum & Chemical, Cl A	1,614,740	1,271,386
China Shenhua Energy, Cl A	328,647	1,859,985
PetroChina, Cl A	1,075,600	1,283,846
Shaanxi Coal Industry, Cl A	483,016	1,297,366
		5,712,583
Financials — 26.5%
Agricultural Bank of China, Cl A	5,078,307	4,168,619
Bank of China, Cl A	2,095,400	1,643,990
Bank of Communications, Cl A	2,341,399	2,614,938
Bank of Ningbo, Cl A	393,918	1,504,589
China Merchants Bank, Cl A	1,230,567	7,893,812
China Pacific Insurance Group, Cl A	408,314	2,138,146
CITIC Securities, Cl A	730,521	2,816,776
East Money Information, Cl A	941,631	3,040,551
Guotai Junan Securities, Cl A	842,500	2,253,520
Industrial & Commercial Bank of China, Cl A	3,752,726	3,976,350
Industrial Bank, Cl A	1,239,222	4,037,810
Ping An Bank, Cl A	1,157,567	1,950,515
Ping An Insurance Group of China, Cl A	641,998	4,972,401
Shanghai Pudong Development Bank, Cl A	1,750,946	3,392,799
		46,404,816
Health Care — 6.4%
Jiangsu Hengrui Pharmaceuticals, Cl A	842,987	6,107,791

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shenzhen Mindray Bio-Medical Electronics, Cl A	160,253	$5,028,076
		11,135,867
Industrials — 15.4%
Beijing-Shanghai High Speed Railway, Cl A	3,999,200	3,210,236
China State Construction Engineering, Cl A	3,365,118	2,710,641
Contemporary Amperex Technology, Cl A	347,051	12,219,932
COSCO SHIPPING Holdings, Cl A	1,031,130	2,164,996
CRRC, Cl A	1,981,209	1,947,148
NARI Technology, Cl A	654,115	2,046,406
SF Holding, Cl A	392,359	2,670,812
		26,970,171
Information Technology — 13.4%
BOE Technology Group, Cl A	5,309,745	2,957,621
Cambricon Technologies, Cl A *	59,986	5,037,111
Foxconn Industrial Internet, Cl A	1,902,400	5,678,132
Luxshare Precision Industry, Cl A	1,041,450	5,043,577
NAURA Technology Group, Cl A	76,288	4,709,564
		23,426,005
Materials — 9.5%
Wanhua Chemical Group, Cl A	673,599	5,102,432
Zijin Mining Group, Cl A	4,270,542	11,625,551
		16,727,983
Real Estate — 1.0%
China Merchants Shekou Industrial Zone Holdings, Cl A	619,900	758,957
Poly Developments and Holdings Group, Cl A	818,977	926,089
		1,685,046
Utilities — 4.9%
China National Nuclear Power, Cl A	1,355,300	1,763,386
China Yangtze Power, Cl A	1,612,270	6,783,861
		8,547,247
TOTAL CHINA		174,050,274

TOTAL COMMON STOCK (Cost $168,458,498)		174,050,274

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡*(A)	58,879	$—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.5% (Cost $168,458,498)		174,050,274
OTHER ASSETS LESS LIABILITIES – 0.5%		919,631
NET ASSETS - 100%		$174,969,905

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-003-2300

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
CHINA — 43.4%
Energy — 2.2%
China Petroleum & Chemical, Cl H	140,000	$73,299
CNOOC Energy Technology & Services, Cl A	12,100	6,892
		80,191
Financials — 5.8%
Bank of Changsha, Cl A	7,100	9,853
Bank of Chengdu, Cl A	7,500	21,045
Bank of Hangzhou, Cl A	11,100	26,064
Bank of Jiangsu, Cl A	32,155	53,598
Bank of Nanjing, Cl A	19,491	31,618
Bank of Ningbo, Cl A	11,546	44,101
Bank of Suzhou, Cl A	7,900	9,683
Chongqing Rural Commercial Bank, Cl H	14,000	11,824
		207,786
Industrials — 14.8%
Beijing New Building Materials, Cl A	3,108	11,489
Beijing-Shanghai High Speed Railway, Cl A	85,600	68,713
China Communications Services, Cl H	16,000	8,662
China Energy Engineering, Cl A	58,100	18,087
China Merchants Expressway Network & Technology Holdings, Cl A	10,100	16,920
China National Chemical Engineering, Cl A	10,900	11,671
China Railway Group, Cl H	24,500	11,735
China State Construction Engineering, Cl A	71,800	57,836
China XD Electric, Cl A	9,200	7,886
CRRC, Cl H	26,000	15,699
Daqin Railway, Cl A	35,332	32,554
Dongfang Electric, Cl A	5,400	12,620
Goldwind Science & Technology, Cl A	6,100	8,729
Goneo Group, Cl A	1,610	10,845
Jiangsu Expressway, Cl H	8,000	11,292
Jiangsu Zhongtian Technology, Cl A	6,000	12,112
Liaoning Port, Cl A	33,500	7,015
Metallurgical Corp of China, Cl A	32,000	13,312
NARI Technology, Cl A	14,152	44,275
Ningbo Orient Wires & Cables, Cl A	1,200	8,663
Ningbo Sanxing Medical Electric, Cl A	2,500	7,825
Power Construction Corp of China, Cl A	30,000	20,396
Shanghai Electric Group, Cl A *	22,100	22,800
Shenzhen Inovance Technology, Cl A	2,450	22,085
Sichuan Road & Bridge, Cl A	10,500	14,512
TBEA, Cl A	8,967	14,934
Zhejiang Chint Electrics, Cl A	3,800	12,026

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Zhejiang Expressway, Cl H	10,000	$9,198
Zhuzhou CRRC Times Electric, Cl H	2,800	11,271
		525,162
Materials — 3.6%
Anhui Conch Cement, Cl H	7,500	19,070
China National Building Material, Cl H	23,000	10,987
China Northern Rare Earth Group High-Tech, Cl A	6,324	21,983
China Rare Earth Resources And Technology, Cl A *	2,000	10,085
Henan Shenhuo Coal Industry & Electricity Power, Cl A	4,000	9,292
Jinduicheng Molybdenum, Cl A	5,700	8,705
Shanjin International Gold, Cl A	5,000	13,221
Western Mining, Cl A	4,200	9,751
Western Superconducting Technologies, Cl A	1,173	8,496
Xiamen Tungsten, Cl A	2,800	8,177
Yunnan Chihong Zinc & Germanium, Cl A	9,100	6,720
		126,487
Utilities — 17.0%
Beijing Enterprises Holdings	3,000	12,344
CGN Power, Cl H	63,000	21,428
China Gas Holdings	16,200	15,127
China Longyuan Power Group, Cl H	19,000	17,112
China National Nuclear Power, Cl A	36,100	46,970
China Power International Development	26,000	9,903
China Resources Gas Group	5,600	14,303
China Resources Power Holdings	12,635	30,485
China Three Gorges Renewables Group, Cl A	50,200	29,854
China Yangtze Power, Cl A	42,900	180,508
Datang International Power Generation, Cl A	22,400	9,913
ENN Energy Holdings	4,700	37,540
ENN Natural Gas, Cl A	4,600	12,137
GD Power Development, Cl A	31,300	21,149
Huadian Power International, Cl A	15,342	11,715
Huaneng Lancang River Hydropower, Cl A	9,700	12,932
Huaneng Power International, Cl H	25,000	16,115
Kunlun Energy	24,000	23,297
SDIC Power Holdings, Cl A	14,106	29,027
Shenergy, Cl A	8,719	10,468
Sichuan Chuantou Energy, Cl A	8,584	19,222
Wintime Energy Group, Cl A	39,700	7,427
Zhejiang Zheneng Electric Power, Cl A	19,900	14,724
		603,700
TOTAL CHINA		1,543,326

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GREECE — 0.3%
Industrials — 0.3%
Aegean Airlines	643	$9,208
TOTAL GREECE		9,208

INDIA — 5.5%
Energy — 0.5%
Great Eastern Shipping	1,615	18,433

Industrials — 1.1%
AIA Engineering	657	25,356
Azad Engineering *	413	8,016
GMM Pfaudler	472	6,557
		39,929
Materials — 3.9%
Navin Fluorine International	476	26,753
PI Industries	1,186	56,765
UPL	7,041	54,290
		137,808
TOTAL INDIA		196,170

INDONESIA — 5.5%
Energy — 0.3%
Medco Energi Internasional	117,100	8,980

Materials — 5.2%
Amman Mineral Internasional *	103,400	53,818
Chandra Asri Pacific	134,700	81,932
Indah Kiat Pulp & Paper	39,600	14,025
Merdeka Battery Materials *	402,900	11,416
Merdeka Copper Gold *	132,800	16,360
Pabrik Kertas Tjiwi Kimia	22,500	7,795
		185,346
TOTAL INDONESIA		194,326

ISRAEL — 3.8%
Industrials — 0.9%
ZIM Integrated Shipping Services	1,922	30,925

Materials — 2.9%
ICL Group	12,131	83,179
The Israel Corp	60	20,021
		103,200
TOTAL ISRAEL		134,125

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
KAZAKHSTAN — 1.1%
Energy — 1.1%
NAC Kazatomprom JSC GDR	947	$40,910

Materials — 0.0%
Solidcore Resources *(A)	7,154	—

TOTAL KAZAKHSTAN		40,910

KUWAIT — 10.2%
Financials — 10.2%
Kuwait Finance House	135,076	354,312
Kuwait Projects Holding *	25,047	7,299
TOTAL KUWAIT		361,611

MALAYSIA — 1.5%
Industrials — 0.5%
Sime Darby	44,200	17,321

Materials — 1.0%
Petronas Chemicals Group	43,600	36,139

TOTAL MALAYSIA		53,460

PHILIPPINES — 0.9%
Industrials — 0.9%
Aboitiz Equity Ventures	26,700	16,542
JG Summit	41,042	14,558
TOTAL PHILIPPINES		31,100

POLAND — 2.2%
Materials — 2.2%
KGHM Polska Miedz *	2,190	78,116
TOTAL POLAND		78,116

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC (A)(B)	33,666	—
Sovcomflot PJSC (A)(B)	9,110	—
Surgutneftegas PJSC (A)(B)	143,400	—
		—
Materials — 0.0%
GMK Norilskiy Nickel PAO *(A)(B)	123,900	—
Segezha Group PJSC *(A)(B)	78,500	—
		—
TOTAL RUSSIA		—

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SINGAPORE — 9.8%
Financials — 7.0%
Oversea-Chinese Banking	18,712	$239,620
Yangzijiang Financial Holding	12,600	7,321
		246,941
Industrials — 2.8%
Singapore Airlines	8,400	45,969
Singapore Technologies Engineering	8,900	54,435
		100,404
TOTAL SINGAPORE		347,345

SOUTH AFRICA — 9.8%
Materials — 9.8%
Anglo American Platinum	3,319	147,600
Impala Platinum Holdings *	14,145	126,500
Kumba Iron Ore	992	15,911
Northam Platinum Holdings	5,578	60,174
TOTAL SOUTH AFRICA		350,185

THAILAND — 4.1%
Energy — 4.1%
PTT NVDR	157,000	144,884
TOTAL THAILAND		144,884

TÜRKIYE — 1.7%
Industrials — 1.7%
Turk Hava Yollari AO	8,626	61,454
TOTAL TÜRKIYE		61,454

TOTAL COMMON STOCK (Cost $3,986,597)		3,546,220

PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A)(B)(C)	136,600	—
TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 99.8% (Cost $4,061,443)		3,546,220
OTHER ASSETS LESS LIABILITIES – 0.2%		7,713
NET ASSETS - 100%		$3,553,933

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI One Belt One Road Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-006-1600

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
AUSTRALIA — 0.7%
Consumer Discretionary — 0.7%
IDP Education	72,665	$174,769
TOTAL AUSTRALIA		174,769

BRAZIL — 3.4%
Consumer Discretionary — 2.6%
MercadoLibre *	247	645,567

Information Technology — 0.8%
TOTVS	24,200	187,158

TOTAL BRAZIL		832,725

CHINA — 42.7%
Communication Services — 15.4%
Baidu, Cl A *	54,114	575,263
Bilibili, Cl Z *	28,060	599,447
Kuaishou Technology, Cl B *	75,400	608,003
NetEase	31,800	854,752
Tencent Holdings	12,575	805,761
Tencent Music Entertainment Group	18,800	181,653
Weibo, Cl A	18,100	175,812
		3,800,691
Consumer Discretionary — 16.2%
Alibaba Group Holding	54,600	763,705
JD.com, Cl A	49,175	801,208
Meituan, Cl B *	44,897	716,636
PDD Holdings ADR *	8,079	845,548
Tongcheng Travel Holdings	62,800	156,640
Trip.com Group	9,500	551,847
Vipshop Holdings ADR	11,778	177,259
		4,012,843
Consumer Staples — 5.0%
Alibaba Health Information Technology *(A)	1,008,000	608,652
JD Health International *	112,600	616,790
		1,225,442
Information Technology — 6.1%
GDS Holdings, Cl A *	178,700	671,547
Hua Hong Semiconductor (A)	44,000	194,497
Kingdee International Software Group *	332,000	653,004
		1,519,048
TOTAL CHINA		10,558,024

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GREECE — 0.7%
Consumer Discretionary — 0.7%
OPAP	7,958	$179,823
TOTAL GREECE		179,823

INDIA — 3.9%
Consumer Discretionary — 2.5%
Zomato *	197,785	609,199

Financials — 1.4%
One 97 Communications *	15,782	170,039
PB Fintech *	8,099	172,246
		342,285
TOTAL INDIA		951,484

INDONESIA — 0.7%
Communication Services — 0.7%
MNC Digital Entertainment *	5,593,800	180,890
TOTAL INDONESIA		180,890

JAPAN — 2.7%
Communication Services — 2.7%
Nexon	32,500	654,748
TOTAL JAPAN		654,748

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR *(B)(C)	49,503	—

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR *(B)(C)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR *(B)(C)	11,746	—

TOTAL RUSSIA		—

SINGAPORE — 3.4%
Communication Services — 3.4%
Sea ADR *	5,274	843,524
TOTAL SINGAPORE		843,524

SOUTH AFRICA — 5.8%
Consumer Discretionary — 5.8%
Delivery Hero, Cl A *	22,179	598,018

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Naspers, Cl N	2,707	$840,129
TOTAL SOUTH AFRICA		1,438,147

SOUTH KOREA — 23.2%
Communication Services — 15.4%
Kakao	16,147	717,857
Kakao Games *	14,239	201,726
Krafton *	2,151	578,551
NAVER	4,036	785,010
NCSoft	4,632	708,735
Netmarble	13,434	617,152
Pearl Abyss *	6,300	197,459
		3,806,490
Consumer Discretionary — 2.6%
Coupang, Cl A *	21,126	632,935

Industrials — 1.0%
SK Square *	1,874	254,106

Information Technology — 4.2%
SK Hynix	4,844	1,048,050

TOTAL SOUTH KOREA		5,741,581

TAIWAN — 11.8%
Consumer Discretionary — 0.6%
momo.com	16,765	154,381

Information Technology — 11.2%
Nanya Technology *	326,000	571,382
Powerchip Semiconductor Manufacturing *	336,000	177,133
Taiwan Semiconductor Manufacturing	24,000	870,875
United Microelectronics	382,000	577,995
Vanguard International Semiconductor	57,000	196,101
VisEra Technologies	23,000	182,271
Win Semiconductors	62,000	184,013
		2,759,770
TOTAL TAIWAN		2,914,151

URUGUAY — 0.8%
Financials — 0.8%
Dlocal, Cl A	17,145	194,424
TOTAL URUGUAY		194,424

TOTAL COMMON STOCK (Cost $22,710,971)		24,664,290

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

	Shares	Value
SHORT-TERM INVESTMENT — 3.1%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 4.260% (D)(E)	764,748	$764,748
TOTAL SHORT-TERM INVESTMENT (Cost $764,748)		764,748

TOTAL INVESTMENTS — 102.9% (Cost $23,475,719)		25,429,038
OTHER ASSETS LESS LIABILITIES – (2.9)%		(724,130)
NET ASSETS - 100%		$24,704,908

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2025.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(D)	The rate shown is the 7-day effective yield as of June 30, 2025.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2025 was $764,748.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-007-1600

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.3% ‡
CHINA — 98.9%
Consumer Discretionary — 38.4%
BAIC BluePark New Energy Technology, Cl A *	220,900	$227,279
BYD, Cl A	7,600	352,152
BYD, Cl H	253,500	3,955,892
Li Auto, Cl A *	361,200	4,923,363
NIO, Cl A *	643,010	2,244,392
Seres Group, Cl A	64,600	1,211,349
Tianneng Power International	442,000	354,163
XPeng, Cl A *	510,300	4,589,450
Yadea Group Holdings	828,694	1,325,910
Zhejiang Leapmotor Technology *	324,600	2,261,862
		21,445,812
Industrials — 19.8%
Beijing-Shanghai High Speed Railway, Cl A	1,961,300	1,574,374
China Conch Venture Holdings	952,500	1,099,318
China Everbright Environment Group	2,456,216	1,195,254
Contemporary Amperex Technology, Cl A	142,450	5,015,774
Goldwind Science & Technology, Cl A	137,135	196,231
Gotion High-tech, Cl A	72,800	329,895
Ningbo Deye Technology, Cl A	36,225	266,307
Ningbo Sanxing Medical Electric, Cl A	55,100	172,458
Sungrow Power Supply, Cl A	82,160	777,309
Zhejiang Chint Electrics, Cl A	85,600	270,908
Zhejiang Weiming Environment Protection, Cl A	68,699	182,989
		11,080,817
Information Technology — 19.7%
China Railway Signal & Communication, Cl A	284,837	204,388
CSI Solar, Cl A	146,593	187,254
Flat Glass Group, Cl A	74,600	158,403
GDS Holdings, Cl A *	699,200	2,627,567
JA Solar Technology, Cl A *	130,768	182,191
Jinko Solar, Cl A *	394,819	286,063
JinkoSolar Holding ADR	23,089	489,949
Kingdee International Software Group *	1,483,000	2,916,882
Kingsoft Cloud Holdings *	1,504,000	1,272,173
LONGi Green Energy Technology, Cl A	300,546	630,198
Sanan Optoelectronics, Cl A	198,600	344,347
TCL Zhonghuan Renewable Energy Technology, Cl A	159,600	171,116
Trina Solar, Cl A *	85,274	172,973
Tuya ADR	178,453	412,226
Xinyi Solar Holdings	2,957,588	938,139
		10,993,869

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI China Clean Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities — 21.0%
Beijing Enterprises Water Group	2,678,500	$808,668
CGN Power, Cl A	597,000	303,369
CGN Power, Cl H	6,779,000	2,305,724
China Datang Renewable Power, Cl H	1,573,000	488,933
China Longyuan Power Group, Cl H	2,136,800	1,924,481
China National Nuclear Power, Cl A	827,600	1,076,793
China Three Gorges Renewables Group, Cl A	1,143,900	680,289
China Yangtze Power, Cl A	611,800	2,574,238
Huaneng Lancang River Hydropower, Cl A	217,400	289,840
SDIC Power Holdings, Cl A	323,200	665,066
Sichuan Chuantou Energy, Cl A	197,100	441,354
Xinyi Energy Holdings	1,362,000	199,529
		11,758,284
TOTAL CHINA		55,278,782

HONG KONG — 0.4%
Utilities — 0.4%
Concord New Energy Group	3,570,000	231,936
TOTAL HONG KONG		231,936

TOTAL COMMON STOCK (Cost $47,915,522)		55,510,718

TOTAL INVESTMENTS — 99.3% (Cost $47,915,522)		55,510,718
OTHER ASSETS LESS LIABILITIES – 0.7%		367,933
NET ASSETS - 100%		$55,878,651

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-008-1600

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 94.2% ‡
AUSTRALIA — 6.9%
Materials — 6.9%
IGO	325,625	$889,872
Lynas Rare Earths *	303,275	1,711,251
Mineral Resources *	38,276	540,816
Pilbara Minerals *	1,297,523	1,135,194
TOTAL AUSTRALIA		4,277,133

BELGIUM — 1.8%
Materials — 1.8%
Umicore	74,487	1,091,205
TOTAL BELGIUM		1,091,205

CHINA — 51.9%
Consumer Discretionary — 25.7%
BAIC BluePark New Energy Technology, Cl A *	740,600	761,986
BYD, Cl A	43,500	2,015,606
Geely Automobile Holdings	944,000	1,919,266
Guangzhou Automobile Group, Cl H (A)	1,088,000	397,778
Li Auto, Cl A *	170,600	2,325,376
NIO, Cl A *	381,860	1,332,862
Seres Group, Cl A	83,100	1,558,252
Shenzhen Kedali Industry, Cl A	36,436	575,649
XPeng, Cl A *	244,400	2,198,043
Yadea Group Holdings	522,000	835,200
ZEEKR Intelligent Technology Holding ADR *(A)	22,755	580,253
Zhejiang Leapmotor Technology *	192,600	1,342,066
		15,842,337
Industrials — 15.7%
Beijing Easpring Material Technology, Cl A	65,700	402,373
China Baoan Group, Cl A	345,307	428,070
CNGR Advanced Material, Cl A	123,570	567,206
Contemporary Amperex Technology, Cl A	65,020	2,289,404
Eve Energy, Cl A	238,860	1,527,565
GEM, Cl A	677,140	600,272
Gotion High-tech, Cl A	241,489	1,094,314
Hunan Yuneng New Energy Battery Material, Cl A	101,000	439,777
Qingdao TGOOD Electric, Cl A	140,600	470,489
Wuxi Lead Intelligent Equipment, Cl A	206,800	717,419
Zhejiang Huayou Cobalt, Cl A	226,563	1,170,904
		9,707,793
Materials — 10.5%
CMOC Group, Cl A	1,473,200	1,731,688
Ganfeng Lithium Group, Cl A	213,557	1,006,795

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Guangzhou Tinci Materials Technology, Cl A	252,094	$637,700
Ningbo Shanshan, Cl A *	301,300	397,911
Shanghai Putailai New Energy Technology, Cl A	263,999	692,140
Tianqi Lithium, Cl A *	195,200	873,109
Xiamen Tungsten, Cl A	211,851	618,711
Yunnan Energy New Material, Cl A *	128,100	523,799
		6,481,853
TOTAL CHINA		32,031,983

INDONESIA — 1.3%
Materials — 1.3%
Aneka Tambang	4,156,200	778,248
TOTAL INDONESIA		778,248

JAPAN — 4.9%
Consumer Discretionary — 3.9%
Panasonic Holdings	221,800	2,388,521

Industrials — 1.0%
Nidec	30,900	600,052

TOTAL JAPAN		2,988,573

SOUTH KOREA — 10.8%
Industrials — 8.1%
Ecopro *	23,036	1,717,118
L&F *	11,482	419,430
LG Energy Solution *	7,514	1,653,570
POSCO Future M *	12,453	1,166,315
		4,956,433
Information Technology — 2.7%
Samsung SDI	13,087	1,675,632

TOTAL SOUTH KOREA		6,632,065

SWEDEN — 0.8%
Consumer Discretionary — 0.8%
Volvo Car, Cl B *(A)	285,047	519,523
TOTAL SWEDEN		519,523

UNITED STATES — 15.8%
Consumer Discretionary — 8.8%
Lucid Group *(A)	561,885	1,185,577
Rivian Automotive, Cl A *	149,600	2,055,504
Tesla *	6,909	2,194,713
		5,435,794

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Industrials — 1.0%
Plug Power *(A)	425,234	$633,599

Materials — 6.0%
Albemarle	26,266	1,646,090
MP Materials *	61,654	2,051,229
		3,697,319
TOTAL UNITED STATES		9,766,712

TOTAL COMMON STOCK (Cost $72,056,418)		58,085,442

PREFERRED STOCK — 4.8%
CHILE — 2.5%
Materials — 2.5%
Sociedad Quimica y Minera de Chile (B)	44,291	1,575,339

GERMANY — 2.3%
Consumer Discretionary — 2.3%
Dr Ing hc F Porsche (B)	28,342	1,395,309

TOTAL PREFERRED STOCK (Cost $5,100,787)		2,970,648

SHORT-TERM INVESTMENT — 4.6%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 4.260% (C)(D)	2,857,423	2,857,423
TOTAL SHORT-TERM INVESTMENT (Cost $2,857,423)		2,857,423

TOTAL INVESTMENTS — 103.6% (Cost $80,014,628)		63,913,513
OTHER ASSETS LESS LIABILITIES – (3.6)%		(2,230,100)
NET ASSETS - 100%		$61,683,413

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2025.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of June 30, 2025.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2025 was $2,857,423.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-009-1500

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.7% ‡
CHINA — 94.3%
Health Care — 94.3%
Aier Eye Hospital Group, Cl A	1,485,163	$2,587,526
Akeso *	333,000	3,900,554
APT Medical, Cl A	22,504	933,065
BeiGene *	408,718	7,695,353
Beijing Tiantan Biological Products, Cl A	314,789	843,316
Beijing Tong Ren Tang, Cl A	218,390	1,099,397
Beijing Wantai Biological Pharmacy Enterprise, Cl A *	167,642	1,427,607
Changchun High-Tech Industry Group, Cl A *	64,908	898,707
China Resources Pharmaceutical Group	1,001,500	653,208
China Resources Sanjiu Medical & Pharmaceutical, Cl A	265,811	1,160,742
Chongqing Zhifei Biological Products, Cl A	381,072	1,042,167
CSPC Innovation Pharmaceutical, Cl A	209,257	1,510,019
CSPC Pharmaceutical Group	4,020,889	3,944,057
Dong-E-E-Jiao, Cl A	102,540	748,671
Genscript Biotech *	632,000	1,191,541
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	223,850	823,756
Haisco Pharmaceutical Group, Cl A	148,600	875,857
Hangzhou Tigermed Consulting, Cl A	59,050	439,548
Hansoh Pharmaceutical Group	630,000	2,387,580
Huadong Medicine, Cl A	279,341	1,573,917
Hualan Biological Engineering, Cl A	291,147	636,909
Humanwell Healthcare Group, Cl A	259,900	761,216
Imeik Technology Development, Cl A	48,140	1,174,812
Innovent Biologics *	429,500	4,289,529
Jiangsu Hengrui Pharmaceuticals, Cl A	951,028	6,890,593
Jiangsu Yuyue Medical Equipment & Supply, Cl A	159,610	793,243
Pharmaron Beijing, Cl A	235,075	805,336
Shandong Weigao Group Medical Polymer, Cl H	1,321,600	1,028,659
Shanghai Fosun Pharmaceutical Group, Cl A	337,429	1,181,895
Shanghai Pharmaceuticals Holding, Cl A	444,112	1,108,551
Shanghai RAAS Blood Products, Cl A	1,056,934	1,013,679
Shanghai United Imaging Healthcare, Cl A	131,232	2,340,252
Shenzhen Mindray Bio-Medical Electronics, Cl A	180,655	5,668,206
Shenzhen New Industries Biomedical Engineering, Cl A	125,200	991,372
Shenzhen Salubris Pharmaceuticals, Cl A	177,465	1,172,587
Sichuan Biokin Pharmaceutical, Cl A *	31,930	1,319,966
Sichuan Kelun Pharmaceutical, Cl A	254,515	1,276,279
Sinopharm Group, Cl H	712,800	1,668,951
WuXi AppTec, Cl A	315,320	3,061,573
WuXi AppTec, Cl H (A)	130,284	1,305,330
Wuxi Biologics Cayman *	1,737,635	5,677,750
Yunnan Baiyao Group, Cl A	284,123	2,212,884

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Zhangzhou Pientzehuang Pharmaceutical, Cl A	96,034	$2,681,468
TOTAL CHINA		84,797,628

HONG KONG — 4.1%
Health Care — 4.1%
Sino Biopharmaceutical	5,487,750	3,677,142
TOTAL HONG KONG		3,677,142

UNITED STATES — 1.3%
Health Care — 1.3%
Legend Biotech ADR *	34,161	1,212,374
TOTAL UNITED STATES		1,212,374

TOTAL COMMON STOCK (Cost $81,714,617)		89,687,144

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡*(B)	105,188	—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENT — 1.4%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 4.260% (C)(D)	1,234,695	1,234,695
TOTAL SHORT-TERM INVESTMENT (Cost $1,234,695)		1,234,695

TOTAL INVESTMENTS — 101.1% (Cost $82,949,312)		90,921,839
OTHER ASSETS LESS LIABILITIES – (1.1)%		(988,258)
NET ASSETS - 100%		$89,933,581

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2025.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate shown is the 7-day effective yield as of June 30, 2025.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2025 was $1,234,695.

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI All China Health Care Index ETF (concluded)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-010-1500

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 93.6%
AUSTRALIA — 1.1%
Materials — 1.1%
Perenti Finance Pty
7.500%, 04/26/2029	$250,000	$258,427

CHINA — 24.1%
Consumer Discretionary — 4.1%
Fortune Star BVI
5.050%, 01/27/2027	400,000	385,106
5.000%, 05/18/2026	400,000	392,387
Health & Happiness H&H International Holdings
9.125%, 07/24/2028	200,000	203,278
		980,771
Materials — 0.9%
China Hongqiao Group
7.050%, 01/10/2028	200,000	203,600

Real Estate — 17.5%
Central Plaza Development
7.150%, 03/21/2028	350,000	353,111
Franshion Brilliant
6.000%, H15T5Y + 5.584% (A)(B)	400,000	395,800
4.250%, 07/23/2029	200,000	177,634
GLP China Holdings, MTN
2.950%, 03/29/2026	600,000	565,515
Greentown China Holdings
8.450%, 02/24/2028	500,000	507,851
5.650%, 07/13/2025	200,000	199,908
Longfor Group Holdings
4.500%, 01/16/2028	200,000	178,692
3.375%, 04/13/2027	400,000	362,970
Pingan Real Estate Capital, MTN
3.450%, 07/29/2026	500,000	481,250
Shui On Development Holding
5.500%, 06/29/2026	400,000	386,811
Wanda Properties Global
11.000%, 01/12/2026	150,000	146,858
Yanlord Land HK
5.125%, 05/20/2026	450,000	438,747
		4,195,147
Utilities — 1.6%
China Oil & Gas Group
4.700%, 06/30/2026	400,000	392,326

TOTAL CHINA		5,771,844

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
HONG KONG — 11.1%
Consumer Discretionary — 4.1%
Melco Resorts Finance
7.625%, 04/17/2032	$200,000	$202,119
5.625%, 07/17/2027	400,000	399,174
5.375%, 12/04/2029	400,000	373,899
		975,192
Financials — 3.3%
FWD Group Holdings
8.045%, H15T5Y + 4.865% (A)(B)	400,000	401,504
6.675%, H15T5Y + 3.075% (A)(B)	400,000	387,781
		789,285
Industrials — 0.5%
Cheung Kong Infrastructure Finance BVI
4.000%, 01/29/2174 (B)	200,000	132,813

Real Estate — 3.2%
Elect Global Investments
7.200%, H15T5Y + 3.277% (A)(B)	400,000	387,166
NWD
8.625%, 02/08/2028	200,000	129,612
5.875%, 06/16/2027	200,000	138,009
NWD Finance BVI
5.250%, 12/22/2173 (B)	400,000	114,204
		768,991
TOTAL HONG KONG		2,666,281

INDIA — 21.6%
Energy — 5.4%
Azure Power Energy
3.575%, 08/19/2026	301,827	290,290
Continuum Energy Aura Pte
9.500%, 02/24/2027	200,000	206,520
India Clean Energy Holdings, MTN
4.500%, 04/18/2027	400,000	385,731
India Cleantech Energy
4.700%, 08/10/2026	237,000	233,280
ReNew Wind Energy AP2
4.500%, 07/14/2028	200,000	189,743
		1,305,564
Financials — 7.7%
Axis Bank, MTN
4.100%, H15T5Y + 3.315% (A)(B)	400,000	388,723
IIFL Finance
8.750%, 07/24/2028	400,000	402,500

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Manappuram Finance, MTN
7.375%, 05/12/2028	$400,000	$404,671
Piramal Finance, MTN
7.800%, 01/29/2028	450,000	452,376
Shriram Finance, MTN
6.150%, 04/03/2028	200,000	200,431
		1,848,701
Industrials — 1.7%
IRB Infrastructure Developers
7.110%, 03/11/2032	400,000	401,025

Information Technology — 1.7%
Magnum Holdings
5.375%, 10/31/2026	400,000	397,064

Materials — 4.3%
UPL
4.500%, 03/08/2028	200,000	190,507
Vedanta Resources Finance II
11.250%, 12/03/2031	200,000	209,837
10.875%, 09/17/2029	400,000	414,140
10.250%, 06/03/2028	200,000	207,922
		1,022,406
Utilities — 0.8%
Diamond II
7.950%, 07/28/2026	200,000	201,773

TOTAL INDIA		5,176,533

INDONESIA — 5.7%
Energy — 2.4%
Medco Cypress Tree Pte
8.625%, 05/19/2030	360,000	368,654
Sorik Marapi Geothermal Power
7.750%, 08/05/2031	197,460	198,012
		566,666
Financials — 0.8%
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466% (A)(B)	200,000	190,562

Materials — 1.7%
Bukit Makmur Mandiri Utama
7.750%, 02/10/2026	200,000	199,505
Nickel Industries
11.250%, 10/21/2028	200,000	209,600
		409,105

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Utilities — 0.8%
Minejesa Capital BV
5.625%, 08/10/2037	$200,000	$192,465

TOTAL INDONESIA		1,358,798

JAPAN — 4.6%
Financials — 2.1%
Nomura Holdings
7.000%, H15T5Y + 3.084% (A)(B)	500,000	506,369

Information Technology — 2.5%
Rakuten Group
8.125%, H15T5Y + 4.250% (A)(B)	200,000	195,789
5.125%, H15T5Y + 4.578% (A)(B)	400,000	392,509
		588,298
TOTAL JAPAN		1,094,667

MACAU — 6.8%
Consumer Discretionary — 6.8%
MGM China Holdings
7.125%, 06/26/2031	200,000	207,885
Studio City Finance
6.500%, 01/15/2028	200,000	197,439
Wynn Macau
5.625%, 08/26/2028	450,000	442,390
5.500%, 10/01/2027	400,000	399,087
5.500%, 01/15/2026	200,000	199,798
5.125%, 12/15/2029	200,000	192,168
TOTAL MACAU		1,638,767

MONGOLIA — 1.6%
Financials — 1.6%
Golomt Bank
11.000%, 05/20/2027	200,000	203,000
Trade & Development Bank of Mongolia
8.500%, 12/23/2027	200,000	191,272
TOTAL MONGOLIA		394,272

PHILIPPINES — 5.2%
Energy — 1.7%
Petron
5.950% (A)(B)	400,000	396,009

Financials — 0.8%
Rizal Commercial Banking
6.500%, H15T5Y + 6.236% (A)(B)	200,000	199,000

Utilities — 2.7%
San Miguel Global Power Holdings
8.125%, H15T1Y + 6.404% (A)(B)	250,000	245,625

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Utilities (continued)
5.700% (A)(B)	$214,000	$211,431
5.450% (A)(B)	200,000	190,472
		647,528
TOTAL PHILIPPINES		1,242,537

SOUTH KOREA — 0.9%
Financials — 0.9%
Hanwha Life Insurance
6.300%, H15T5Y + 2.292% (A)(B)	200,000	205,974

THAILAND — 4.9%
Financials — 4.9%
Kasikornbank, MTN
4.000%, H15T5Y + 3.337% (A)(B)	400,000	385,414
Krung Thai Bank
4.400%, H15T5Y + 3.530% (A)(B)	400,000	393,160
Muangthai Capital
6.875%, 09/30/2028	410,000	408,825
TOTAL THAILAND		1,187,399

UNITED KINGDOM — 3.9%
Financials — 3.9%
Standard Chartered
7.750%, H15T5Y + 4.976% (A)(B)	200,000	207,463
4.750%, H15T5Y + 3.805% (A)(B)	200,000	180,267
4.300%, H15T5Y + 3.135% (A)(B)	600,000	545,405
TOTAL UNITED KINGDOM		933,135

VIETNAM — 2.1%
Utilities — 2.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	508,200	496,242

TOTAL CORPORATE OBLIGATIONS (Cost $22,407,507)		22,424,876

SOVEREIGN DEBT — 4.3%
PAKISTAN — 4.3%
Pakistan Government International Bond, MTN
8.875%, 04/08/2051	200,000	163,636
8.250%, 09/30/2025	250,000	249,410
7.375%, 04/08/2031	250,000	222,563

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Asia Pacific High Income USD Bond ETF (concluded)

	Face Amount	Value
SOVEREIGN DEBT (continued)
PAKISTAN
6.000%, 04/08/2026	$400,000	$392,420
TOTAL SOVEREIGN DEBT (Cost $1,003,627)		1,028,029

TOTAL INVESTMENTS — 97.9% (Cost $23,411,134)		23,452,905
OTHER ASSETS LESS LIABILITIES – 2.1%		490,895
NET ASSETS - 100%		$23,943,800

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Perpetual security with no stated maturity date.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-012-1500

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 97.1% ‡
BRAZIL — 4.6%
Communication Services — 0.1%
Telefonica Brasil	15,361	$86,936

Consumer Staples — 0.4%
Ambev	70,800	172,789
Raia Drogasil	19,168	53,102
		225,891
Energy — 0.7%
Petroleo Brasileiro	58,700	366,643
Ultrapar Participacoes	17,000	54,633
		421,276
Financials — 1.2%
B3 - Brasil Bolsa Balcao	77,900	208,101
Banco Bradesco	37,387	99,395
Banco do Brasil	34,200	138,420
BB Seguridade Participacoes	9,600	62,970
NU Holdings, Cl A *	16,834	230,963
		739,849
Industrials — 0.7%
CCR	15,000	37,899
Localiza Rent a Car	19,620	145,662
Rumo	15,000	50,927
WEG	22,500	176,361
		410,849
Materials — 1.0%
Klabin	10,340	34,954
Suzano	11,300	106,026
Vale	49,300	475,580
		616,560
Utilities — 0.5%
Centrais Eletricas Brasileiras	13,900	102,432
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,800	82,944
Equatorial Energia	17,000	112,007
		297,383
TOTAL BRAZIL		2,798,744

CHILE — 0.7%
Consumer Discretionary — 0.1%
Empresas Copec	5,030	34,186
Falabella	9,680	51,334
		85,520

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.4%
Banco de Chile	855,990	$129,211
Banco de Credito e Inversiones	840	35,403
Banco Santander Chile	853,283	53,486
		218,100
Materials — 0.0%
Empresas CMPC	16,307	24,877

Utilities — 0.2%
Enel Americas	368,156	35,793
Enel Chile	924,370	68,311
		104,104
TOTAL CHILE		432,601

COLOMBIA — 0.2%
Financials — 0.2%
Grupo Cibest	9,471	118,243
TOTAL COLOMBIA		118,243

CZECHIA — 0.3%
Financials — 0.1%
Komercni Banka	934	45,021

Utilities — 0.2%
CEZ	1,984	116,172

TOTAL CZECHIA		161,193

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank - Egypt (CIB)	33,944	57,749
TOTAL EGYPT		57,749

GREECE — 0.7%
Communication Services — 0.1%
Hellenic Telecommunications Organization	2,976	56,383

Consumer Discretionary — 0.6%
JUMBO	5,441	187,136
OPAP	8,081	182,603
		369,739
TOTAL GREECE		426,122

HUNGARY — 0.5%
Energy — 0.0%
MOL Hungarian Oil & Gas	4,633	40,193

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.4%
OTP Bank Nyrt	2,838	$225,871

Health Care — 0.1%
Richter Gedeon Nyrt	2,288	67,195

TOTAL HUNGARY		333,259

INDIA — 25.9%
Communication Services — 1.3%
Bharti Airtel	35,408	829,710

Consumer Discretionary — 2.6%
Bajaj Auto	1,054	102,942
Eicher Motors	2,002	132,047
Mahindra & Mahindra	11,920	442,441
Maruti Suzuki India	1,931	279,202
Tata Motors	23,363	187,427
Titan	4,529	194,880
Zomato *	90,389	278,408
		1,617,347
Consumer Staples — 1.7%
Dabur India	21,661	122,563
Godrej Consumer Products	11,763	161,632
Hindustan Unilever	11,653	311,788
ITC	56,052	272,188
Nestle India	5,184	149,022
		1,017,193
Energy — 2.5%
Bharat Petroleum	26,544	102,743
Indian Oil	77,956	133,587
Oil & Natural Gas	56,968	162,222
Reliance Industries	64,263	1,124,453
		1,523,005
Financials — 6.4%
Axis Bank	35,508	496,516
Bajaj Finance	32,510	355,009
Bajaj Finserv	6,515	156,190
HDFC Bank	41,467	967,773
HDFC Life Insurance	12,926	122,734
ICICI Bank	59,871	1,009,346
Jio Financial Services *	28,189	107,401
Kotak Mahindra Bank	17,127	432,069
State Bank of India	28,016	267,991
		3,915,029

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 1.0%
Aurobindo Pharma *	6,608	$87,439
Cipla	7,624	133,874
Dr Reddy’s Laboratories	7,326	109,625
Sun Pharmaceutical Industries	13,990	273,356
		604,294
Industrials — 4.1%
Adani Enterprises	5,896	180,084
Adani Ports & Special Economic Zone	17,423	294,622
Bharat Electronics	84,001	412,855
CG Power & Industrial Solutions	26,030	207,047
Cummins India	4,546	180,197
Hindustan Aeronautics	5,023	285,226
InterGlobe Aviation *	5,503	383,497
Larsen & Toubro	9,273	396,806
Suzlon Energy *	225,613	178,154
		2,518,488
Information Technology — 3.4%
HCL Technologies	16,818	338,988
Infosys ADR	49,424	915,827
Tata Consultancy Services	12,225	493,504
Tech Mahindra	9,658	189,984
Wipro	46,692	144,813
		2,083,116
Materials — 2.0%
Asian Paints	6,262	170,942
Grasim Industries	4,223	140,069
Hindalco Industries	26,067	210,594
JSW Steel	11,059	131,596
Tata Steel	131,955	245,815
UltraTech Cement	1,505	212,220
UPL	6,957	53,642
Vedanta	16,972	91,203
		1,256,081
Utilities — 0.9%
GAIL India	39,255	87,353
NTPC	62,640	244,614
Power Grid Corp of India	61,303	214,375
		546,342
TOTAL INDIA		15,910,605

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
INDONESIA — 2.1%
Communication Services — 0.2%
Telkom Indonesia Persero	858,300	$146,971

Consumer Staples — 0.1%
Charoen Pokphand Indonesia	117,500	34,016
Indofood CBP Sukses Makmur	17,200	11,124
		45,140
Energy — 0.1%
Adaro Energy Indonesia	430,800	48,559
United Tractors	26,900	35,541
		84,100
Financials — 1.5%
Bank Central Asia	811,300	433,510
Bank Mandiri Persero	670,700	201,602
Bank Negara Indonesia Persero	250,200	63,494
Bank Rakyat Indonesia Persero	932,300	214,771
		913,377
Industrials — 0.2%
Astra International	372,600	103,277

TOTAL INDONESIA		1,292,865

MALAYSIA — 2.2%
Communication Services — 0.2%
CelcomDigi Bhd	55,400	51,709
Maxis	55,400	47,499
		99,208
Consumer Discretionary — 0.0%
Genting	36,200	26,223

Consumer Staples — 0.1%
SD Guthrie	41,900	46,174

Financials — 1.3%
CIMB Group Holdings	153,555	247,628
Hong Leong Bank	9,700	45,154
Malayan Banking	104,216	240,089
Public Bank	241,600	247,309
		780,180
Health Care — 0.1%
IHH Healthcare	36,200	58,635

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 0.1%
Petronas Chemicals Group	55,400	$45,920

Utilities — 0.4%
Petronas Gas	9,400	39,337
Tenaga Nasional	68,600	234,288
		273,625
TOTAL MALAYSIA		1,329,965

MEXICO — 3.8%
Communication Services — 0.4%
America Movil	298,800	265,396

Consumer Staples — 1.0%
Fomento Economico Mexicano	30,600	312,933
Grupo Bimbo, Ser A	20,600	57,083
Wal-Mart de Mexico	79,600	261,864
		631,880
Financials — 0.8%
Grupo Financiero Banorte, Cl O	41,900	380,409
Grupo Financiero Inbursa, Cl O	28,100	72,050
		452,459
Industrials — 0.6%
Grupo Aeroportuario del Pacifico, Cl B	7,690	175,329
Grupo Aeroportuario del Sureste, Cl B	4,915	155,850
		331,179
Materials — 0.9%
Cemex	233,000	159,716
Grupo Mexico	41,900	252,083
Southern Copper	1,383	139,918
		551,717
Real Estate — 0.1%
Fibra Uno Administracion †	52,400	71,893

TOTAL MEXICO		2,304,524

PERU — 0.4%
Financials — 0.3%
Credicorp	693	154,899

Materials — 0.1%
Cia de Minas Buenaventura SAA ADR	5,445	89,407

TOTAL PERU		244,306

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
PHILIPPINES — 0.9%
Financials — 0.2%
BDO Unibank	50,929	$138,149

Industrials — 0.3%
Ayala	5,940	60,107
SM Investments	5,940	91,952
		152,059
Real Estate — 0.4%
Ayala Land	206,100	98,787
SM Prime	281,500	117,188
		215,975
Utilities — 0.0%
Manila Electric	2,580	24,664

TOTAL PHILIPPINES		530,847

POLAND — 2.0%
Communication Services — 0.2%
CD Projekt	1,127	87,572

Consumer Discretionary — 0.3%
LPP	49	198,915

Energy — 0.2%
ORLEN	5,228	118,774

Financials — 1.2%
Bank Polska Kasa Opieki	3,087	158,034
Powszechna Kasa Oszczednosci Bank Polski	15,419	321,031
Powszechny Zaklad Ubezpieczen	11,203	195,307
Santander Bank Polska	601	82,090
		756,462
Materials — 0.1%
KGHM Polska Miedz *	2,152	76,760

TOTAL POLAND		1,238,483

QATAR — 1.1%
Financials — 0.9%
Masraf Al Rayan	73,022	46,689
Qatar Islamic Bank QPSC	21,415	130,278
Qatar National Bank	75,911	361,729
		538,696

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.2%
Industries Qatar	34,056	$115,516

TOTAL QATAR		654,212

ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	17,459	132,579
TOTAL ROMANIA		132,579

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR (A)(B)	3,839	—

Consumer Discretionary — 0.0%
X5 Retail Group GDR *(A)(B)	915	—

Energy — 0.0%
Gazprom PJSC *(A)(B)	89,700	—
LUKOIL PJSC (A)(B)	3,729	—
Novatek PJSC GDR *(A)(B)	756	—
Rosneft Oil PJSC (A)(B)	10,270	—
Tatneft PJSC (A)(B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC (A)(B)	99,330	—

Materials — 0.0%
Alrosa PJSC (A)(B)	18,910	—
GMK Norilskiy Nickel PAO *(A)(B)	67,000	—
Novolipetsk Steel PJSC (A)(B)	8,860	—
Severstal PAO (A)(B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 4.4%
Consumer Discretionary — 1.6%
Naspers, Cl N	2,899	899,717
Woolworths Holdings	28,829	83,966
		983,683
Financials — 2.0%
Absa Group	11,204	110,960
Capitec Bank	1,055	210,805
Discovery	17,314	209,273
FirstRand	41,542	176,933
Nedbank Group	7,064	96,611

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Old Mutual	133,430	$90,624
Remgro	13,621	121,255
Sanlam	22,705	113,287
Standard Bank Group	11,160	142,884
		1,272,632
Industrials — 0.2%
Bidvest Group	9,131	119,984

Materials — 0.6%
Anglo American Platinum	1,093	48,607
Gold Fields	7,349	171,939
Harmony Gold Mining	6,910	95,190
Sasol *	8,681	38,473
		354,209
TOTAL SOUTH AFRICA		2,730,508

SOUTH KOREA — 15.9%
Consumer Discretionary — 1.3%
Coway	676	48,486
Hyundai Mobis	1,071	227,754
Hyundai Motor	1,458	219,845
Kia	3,038	218,126
LG Electronics	1,779	97,281
		811,492
Consumer Staples — 0.6%
Amorepacific	658	66,648
KT&G	2,627	248,568
LG H&H	157	37,168
		352,384
Energy — 0.5%
HD Hyundai	1,640	157,365
SK Innovation	1,013	91,873
S-Oil	582	25,831
		275,069
Financials — 2.8%
DB Insurance	638	58,288
Hana Financial Group	5,607	358,539
Industrial Bank of Korea	3,256	44,054
KB Financial Group	4,900	402,645
Samsung Fire & Marine Insurance	848	272,697
Samsung Life Insurance	882	83,259
Shinhan Financial Group	7,148	325,198

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Woori Financial Group	9,385	$156,115
		1,700,795
Health Care — 0.8%
Celltrion	2,540	300,335
Samsung Biologics *	273	200,664
		500,999
Industrials — 2.5%
Hyundai Glovis	2,206	220,339
Korea Aerospace Industries	2,838	188,835
Korea Shipbuilding & Offshore Engineering	484	131,257
LG	2,037	120,143
LG Energy Solution *	774	170,330
Samsung C&T	1,817	217,297
Samsung Heavy Industries *	17,581	218,330
SK	732	110,917
SK Square *	1,354	183,597
		1,561,045
Information Technology — 6.3%
LG Display *	2,764	18,350
Samsung Electro-Mechanics	1,244	124,160
Samsung Electronics	50,114	2,220,523
Samsung SDI	844	108,064
Samsung SDS	444	55,796
SK Hynix	6,243	1,350,738
		3,877,631
Materials — 0.7%
Korea Zinc	98	59,471
LG Chemical	751	117,692
POSCO Holdings	1,278	247,153
		424,316
Utilities — 0.4%
Korea Electric Power	7,926	230,803

TOTAL SOUTH KOREA		9,734,534

TAIWAN — 26.7%
Communication Services — 1.0%
Chunghwa Telecom	41,000	189,477
Far EasTone Telecommunications	57,000	174,832
Taiwan Mobile	55,000	216,521
		580,830

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 5.0%
Cathay Financial Holding	114,000	$245,077
Chailease Holding	38,607	167,184
Chang Hwa Commercial Bank	301,282	192,865
CTBC Financial Holding	170,000	254,313
E.Sun Financial Holding	144,735	162,760
First Financial Holding	248,103	246,727
Fubon Financial Holding	82,668	247,053
Hua Nan Financial Holdings	195,091	181,654
KGI Financial Holding	342,000	175,027
Mega Financial Holding	161,516	226,970
Shanghai Commercial & Savings Bank	117,000	185,842
Shin Kong Financial Holding *	572,000	221,265
SinoPac Financial Holdings	137,591	113,984
Taishin Financial Holding	271,312	146,281
Taiwan Cooperative Financial Holding	222,882	188,838
Yuanta Financial Holding	109,310	127,788
		3,083,628
Industrials — 0.3%
Far Eastern New Century	168,000	189,210

Information Technology — 19.3%
Accton Technology	9,000	224,908
ASE Technology Holding	32,000	161,577
Asustek Computer	7,000	154,320
AUO	151,600	64,092
Catcher Technology	19,000	137,888
Delta Electronics	21,000	296,899
Hon Hai Precision Industry	116,000	639,326
Innolux	172,400	69,050
Lite-On Technology	26,000	98,350
MediaTek	19,000	813,022
Novatek Microelectronics	12,000	223,881
Pegatron	58,000	152,485
Quanta Computer	26,000	244,317
Taiwan Semiconductor Manufacturing	230,000	8,345,885
United Microelectronics	150,000	226,962
		11,852,962
Materials — 1.1%
Asia Cement	75,000	109,501
China Steel	248,000	159,606
Formosa Chemicals & Fibre	57,000	44,684
Formosa Plastics	75,000	89,475
Nan Ya Plastics	183,000	171,022

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
TCC Group Holdings	111,404	$97,248
		671,536
TOTAL TAIWAN		16,378,166

THAILAND — 1.3%
Communication Services — 0.2%
Advanced Info Service NVDR	18,300	156,493

Consumer Staples — 0.2%
CP ALL NVDR	92,600	125,332

Energy — 0.4%
PTT NVDR	196,200	181,059
PTT Exploration & Production NVDR	26,800	90,271
		271,330
Health Care — 0.2%
Bangkok Dusit Medical Services NVDR	168,300	107,683

Industrials — 0.1%
Airports of Thailand NVDR	80,600	75,000

Materials — 0.1%
Siam Cement NVDR	7,600	39,276

Real Estate — 0.1%
Central Pattana NVDR	25,400	36,137

TOTAL THAILAND		811,251

TÜRKIYE — 0.7%
Consumer Staples — 0.3%
BIM Birlesik Magazalar	13,059	162,362

Energy — 0.1%
Turkiye Petrol Rafinerileri	26,142	91,972

Financials — 0.3%
Akbank	93,406	160,083

TOTAL TÜRKIYE		414,417

UNITED ARAB EMIRATES — 1.9%
Communication Services — 0.3%
Emirates Telecommunications Group PJSC	40,863	195,812

Financials — 0.7%
Abu Dhabi Commercial Bank PJSC	41,467	152,191

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
First Abu Dhabi Bank PJSC	61,116	$276,223
		428,414
Real Estate — 0.9%
Aldar Properties PJSC	78,604	190,900
Emaar Properties PJSC	99,782	369,478
		560,378
TOTAL UNITED ARAB EMIRATES		1,184,604

UNITED KINGDOM — 0.4%
Materials — 0.4%
Anglogold Ashanti	6,159	277,569
TOTAL UNITED KINGDOM		277,569

UNITED STATES — 0.1%
Consumer Staples — 0.1%
JBS	5,700	81,680
TOTAL UNITED STATES		81,680

TOTAL COMMON STOCK (Cost $49,969,860)		59,579,026

PREFERRED STOCK — 3.1%
BRAZIL — 2.1%
Energy — 0.6%
Petroleo Brasileiro (C)	62,900	361,644

Financials — 1.4%
Banco Bradesco (C)	77,871	240,126
Itau Unibanco Holding (C)	66,740	451,834
Itausa(C)	83,930	168,387
		860,347
Materials — 0.1%
Gerdau (C)	16,490	48,341

Utilities — 0.0%
Cia Energetica de Minas Gerais (C)	20,100	39,774

TOTAL BRAZIL		1,310,106

CHILE — 0.2%
Materials — 0.2%
Sociedad Quimica y Minera de Chile (C)	2,363	84,047

COLOMBIA — 0.1%
Financials — 0.1%
Grupo Cibest (C)	5,742	64,884

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A)(B)(C)	50,900	—

Schedule of Investments (Unaudited) June 30, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

	Shares	Value
PREFERRED STOCK (continued)
SOUTH KOREA — 0.7%
Information Technology — 0.7%
Samsung Electronics (C)	12,044	$441,744

TOTAL PREFERRED STOCK (Cost $1,847,842)		1,900,781

TOTAL INVESTMENTS — 100.2% (Cost $51,817,702)		61,479,807
OTHER ASSETS LESS LIABILITIES – (0.2)%		(135,048)
NET ASSETS - 100%		$61,344,759

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-014-1300

Consolidated Schedule of Investments (Unaudited) June 30, 2025

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 62.6%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	4,000,700	$100,233,938
TOTAL EXCHANGE-TRADED FUND (Cost $100,386,292)		100,233,938

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.270% (D)	2,053,151	2,053,150
TOTAL SHORT-TERM INVESTMENT (Cost $2,053,150)		2,053,150

TOTAL INVESTMENTS — 63.9% (Cost $102,439,442)		102,287,088
OTHER ASSETS LESS LIABILITIES – 36.1%		57,864,570
NET ASSETS - 100%		$160,151,658

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance ^	1,153	Dec-2025	$39,108,650	$32,733,670	$(6,374,980)
CA Carbon Allowance Vintage ^	270	Dec-2026	9,810,515	8,140,500	(1,670,015)
ICE ECX Emission ^	1,070	Dec-2025	79,506,724	86,627,421	(2,291,265)
ICE ECX Emission ^	95	Dec-2026	7,256,985	7,893,063	(229,623)
RGGI Vintage ^	386	Dec-2025	8,875,900	8,823,960	(51,940)
UK Emission Allowance ^	112	Dec-2025	5,501,066	7,072,327	1,000,257
WA Carbon Allowance Vintage ^	131	Dec-2025	7,961,572	8,087,940	126,368
			$158,021,412	$159,378,881	$(9,491,198)

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of June 30, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of June 30, 2025.

Transactions with affiliated companies during the period ended June 30, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$117,673,932	$—	$(17,442,379)	$107,836	$(105,451)	$100,233,938	$1,087,894	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Consolidated Schedule of Investments (Unaudited) June 30, 2025

KraneShares Global Carbon Strategy ETF (concluded)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-020-0900

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
UNITED STATES — 100.0%
Communication Services — 7.8%
Alphabet, Cl C	4,137	$733,862
AT&T	6,733	194,853
Comcast, Cl A	15,065	537,670
Meta Platforms, Cl A	514	379,378
Verizon Communications	11,569	500,591
		2,346,354
Consumer Discretionary — 6.9%
Dick’s Sporting Goods	312	61,717
Ford Motor	45,394	492,525
Home Depot	1,788	655,552
McDonald’s	702	205,103
NIKE, Cl B	779	55,340
Tapestry	668	58,657
Tesla *	259	82,274
Upbound Group	17,609	441,986
		2,053,154
Consumer Staples — 7.9%
Altria Group	8,455	495,717
Cal-Maine Foods	4,671	465,372
Coca-Cola	1,593	112,705
Colgate-Palmolive	1,254	113,989
General Mills	663	34,350
Kimberly-Clark	2,404	309,924
Philip Morris International	1,495	272,284
Procter & Gamble	1,660	264,471
Walmart	3,025	295,784
		2,364,596
Energy — 5.0%
APA	8,522	155,867
Chevron	2,007	287,382
DT Midstream	4,087	449,202
Kinder Morgan	10,834	318,520
ONEOK	1,322	107,915
Phillips 66	859	102,479
Texas Pacific Land	85	89,793
		1,511,158
Financials — 11.3%
CME Group, Cl A	681	187,697
Goldman Sachs Group	853	603,711
JPMorgan Chase	1,804	522,997
Morgan Stanley	1,479	208,332

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Northwest Bancshares	14,820	$189,400
Regions Financial	3,103	72,983
T Rowe Price Group	4,829	465,998
Virtu Financial, Cl A	5,368	240,433
Visa, Cl A	1,341	476,122
Western Union	49,067	413,144
		3,380,817
Health Care — 11.3%
AbbVie	2,243	416,346
Amgen	919	256,594
Bristol-Myers Squibb	9,449	437,394
Gilead Sciences	4,682	519,093
Johnson & Johnson	2,237	341,702
Merck	1,835	145,258
Organon	46,661	451,679
Pfizer	22,542	546,418
UnitedHealth Group	827	257,999
		3,372,483
Industrials — 13.8%
Automatic Data Processing	1,575	485,730
Cummins	758	248,245
Fastenal	11,131	467,502
Illinois Tool Works	1,959	484,363
Lockheed Martin	773	358,007
MSC Industrial Direct, Cl A	3,811	324,011
Paychex	2,965	431,289
Robert Half	8,862	363,785
Snap-on	564	175,505
Union Pacific	1,192	274,256
United Parcel Service, Cl B	4,982	502,883
		4,115,576
Information Technology — 24.2%
Apple	5,198	1,066,474
Broadcom	2,822	777,884
Cisco Systems	8,908	618,037
International Business Machines	1,790	527,656
Microsoft	3,384	1,683,236
NVIDIA	10,877	1,718,457
Salesforce	184	50,175
Texas Instruments	2,475	513,860
Ubiquiti	728	299,681
		7,255,460

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 3.5%
Air Products and Chemicals	1,199	$338,190
Dow	16,046	424,898
Packaging Corp of America	1,494	281,544
		1,044,632
Real Estate — 3.1%
Public Storage †	1,563	458,616
Simon Property Group †	2,924	470,062
		928,678
Utilities — 5.2%
American Electric Power	2,288	237,403
Consolidated Edison	3,189	320,016
Entergy	4,295	357,001
Public Service Enterprise Group	2,068	174,084
WEC Energy Group	4,387	457,125
		1,545,629
TOTAL UNITED STATES		29,918,537

TOTAL COMMON STOCK (Cost $28,713,358)		29,918,537

TOTAL INVESTMENTS — 100.0% (Cost $28,713,358)		29,918,537
OTHER ASSETS LESS LIABILITIES – 0.0%		(14,042)
NET ASSETS - 100%		$29,904,495

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-026-0900

Consolidated Schedule of Investments (Unaudited) June 30, 2025

KraneShares Mount Lucas Managed Futures Index Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 71.2%
U.S. Treasury Bills
4.314%, 08/26/2025 (A)(B)	$30,000,000	$29,798,050
4.307%, 08/05/2025 (A)(B)	25,000,000	24,896,477
4.218%, 07/31/2025 (A)(B)	30,000,000	29,896,156
4.217%, 07/03/2025 (A)(B)	25,000,000	24,994,167
4.210%, 07/17/2025 (A)(B)	25,000,000	24,953,944
TOTAL U.S. TREASURY OBLIGATIONS (Cost $134,538,991)		134,538,794

TOTAL INVESTMENTS — 71.2% (Cost $134,538,991)		134,538,794
OTHER ASSETS LESS LIABILITIES – 28.8%		54,338,060
NET ASSETS - 100%		$188,876,854

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
AUD Currency	22	Sep-2025	$1,449,836	$1,449,690	$(146)
British Pound	362	Sep-2025	30,672,481	31,052,813	380,332
CAD Currency	416	Sep-2025	30,622,032	30,650,880	28,848
Copper ^	108	Sep-2025	13,208,139	13,722,750	514,611
Euro FX	213	Sep-2025	30,781,943	31,513,350	731,407
Gold ^	39	Aug-2025	12,536,638	12,900,030	363,392
Japanese Yen	347	Sep-2025	30,358,373	30,338,644	(19,729)
Live Cattle ^	153	Aug-2025	12,718,199	13,089,150	370,951
NY Harbor ULSD ^	36	Sep-2025	3,392,554	3,404,722	12,168
Swiss Franc	198	Sep-2025	30,535,160	31,498,087	962,927
			196,275,355	199,620,116	3,344,761
Short Contracts
Canadian 10-Year Bond	(486)	Sep-2025	(43,118,561)	(43,541,032)	(246,166)
Corn ^	(578)	Dec-2025	(12,566,403)	(12,296,950)	269,453
Euro-Bund 10-Year Bond	(322)	Sep-2025	(48,099,459)	(49,366,025)	274,276
Gasoline ^	(37)	Sep-2025	(3,117,372)	(3,173,579)	(56,207)
Japanese 10-Year Bond	(50)	Sep-2025	(47,986,156)	(48,269,157)	(72,370)
Long Gilt 10-Year Bond	(389)	Sep-2025	(47,945,794)	(49,674,230)	(929,408)
Natural Gas ^	(52)	Sep-2025	(1,964,883)	(1,814,800)	150,083
Soybean ^	(107)	Nov-2025	(5,673,298)	(5,494,450)	178,848
Sugar No. 11 ^	(655)	Oct-2025	(12,476,165)	(11,884,320)	591,845
Ultra 10-Year U.S. Treasury Note	(425)	Sep-2025	(47,768,705)	(48,562,891)	(794,186)
Wheat ^	(449)	Dec-2025	(12,879,907)	(12,572,000)	307,907
WTI Crude Oil ^	(114)	Sep-2025	(7,095,396)	(7,278,900)	(183,504)
			(290,692,099)	(293,928,334)	(509,429)
			$(94,416,744)	$(94,308,218)	$2,835,332

Consolidated Schedule of Investments (Unaudited) June 30, 2025

KraneShares Mount Lucas Managed Futures Index Strategy ETF (concluded)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of June 30, 2025.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Security pledged as collateral on futures contracts.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-025-0900

Schedule of Investments (Unaudited) June 30, 2025

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.4% ‡
CHINA — 99.4%
Consumer Discretionary — 5.7%
Beijing Roborock Technology, Cl A	41,321	$903,067
Ninebot, Cl A	114,528	946,039
Tianneng Battery Group, Cl A	26,093	101,121
		1,950,227
Consumer Staples — 0.8%
Bloomage Biotechnology, Cl A	38,454	275,663

Health Care — 14.3%
APT Medical, Cl A	16,887	700,160
MGI Tech, Cl A *	41,565	376,183
Shanghai Allist Pharmaceuticals, Cl A	44,906	583,271
Shanghai Junshi Biosciences, Cl A *	107,071	507,915
Shanghai United Imaging Healthcare, Cl	98,692	1,759,968
Sichuan Biokin Pharmaceutical, Cl A *	16,006	661,678
Xiamen Amoytop Biotech, Cl A	32,476	326,929
		4,916,104
Industrials — 2.9%
AVIC Chengdu UAS, Cl A	40,415	301,287
Baimtec Material, Cl A	26,944	213,012
Sany Renewable Energy, Cl A	48,954	170,443
Zhuzhou CRRC Times Electric, Cl A	52,026	309,767
		994,509
Information Technology — 72.4%
ACM Research Shanghai, Cl A	17,615	280,191
Advanced Micro-Fabrication Equipment China, Cl A	87,317	2,222,191
Amlogic Shanghai, Cl A *	67,235	666,517
Beijing Kingsoft Office Software, Cl A	46,221	1,807,053
Bestechnic Shanghai, Cl A	16,771	814,722
Biwin Storage Technology, Cl A *	64,442	606,352
Cambricon Technologies, Cl A *	41,658	3,498,082
China Railway Signal & Communication, Cl A	516,181	370,392
China Resources Microelectronics, Cl A	105,981	697,747
CSI Solar, Cl A	294,441	376,110
Everdisplay Optronics Shanghai, Cl A *	1,104,249	360,727
GalaxyCore, Cl A	155,709	334,758
Guobo Electronics, Cl A	15,464	129,551
Hangzhou EZVIZ Network, Cl A	31,434	138,319
Hwatsing Technology, Cl A	33,072	778,882
Jinko Solar, Cl A *	798,744	578,723
Loongson Technology, Cl A *	32,013	596,136
Montage Technology, Cl A	228,480	2,615,520
National Silicon Industry Group, Cl A	328,973	859,730

Schedule of Investments (Unaudited) June 30, 2025

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Nexchip Semiconductor, Cl A	160,156	$453,203
Piotech, Cl A	27,914	598,991
Qi An Xin Technology Group, Cl A *	54,699	259,477
Shanghai BOCHU Electronic Technology, Cl A	23,023	423,174
Shenzhen Transsion Holdings, Cl A	91,037	1,012,913
SICC, Cl A *	34,305	280,401
Smartsens Technology Shanghai, Cl A	56,140	801,132
SUPCON Technology, Cl A	126,230	791,410
Trina Solar, Cl A *	260,978	529,378
United Nova Technology, Cl A *	987,605	657,654
Verisilicon Microelectronics Shanghai, Cl A *	69,973	942,657
Xinjiang Daqo New Energy, Cl A *	128,443	382,291
		24,864,384
Materials — 3.3%
Cathay Biotech, Cl A	71,978	473,279
Western Superconducting Technologies, Cl A	90,763	657,362
		1,130,641
TOTAL CHINA		34,131,528

TOTAL COMMON STOCK (Cost $34,466,357)		34,131,528

TOTAL INVESTMENTS — 99.4% (Cost $34,466,357)		34,131,528
OTHER ASSETS LESS LIABILITIES – 0.6%		215,075
NET ASSETS - 100%		$34,346,603

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-024-0900

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 90.7% ‡
CHINA — 90.1%
Communication Services — 28.2%
Baidu, Cl A *	147,200	$1,564,820
Bilibili, Cl Z *	33,840	722,926
Kingsoft	108,200	563,743
Kuaishou Technology, Cl B *	258,000	2,080,433
NetEase	148,205	3,983,599
Tencent Holdings	58,000	3,716,433
Tencent Music Entertainment Group	4,000	38,650
		12,670,604
Consumer Discretionary — 41.0%
Alibaba Group Holding	256,900	3,593,327
BYD, Cl H	219,000	3,417,516
Haier Smart Home, Cl A	280,826	803,127
JD.com, Cl A	122,459	1,995,224
Li Auto, Cl A *	141,500	1,928,726
Meituan, Cl B *	122,580	1,956,596
Midea Group	71,600	679,060
NIO, Cl A *	39,760	138,780
Tongcheng Travel Holdings	161,600	403,074
Trip.com Group	31,550	1,832,713
XPeng, Cl A *	187,100	1,682,708
		18,430,851
Consumer Staples — 2.6%
Alibaba Health Information Technology *	746,000	450,451
JD Health International *	129,500	709,363
		1,159,814
Information Technology — 18.3%
BYD Electronic International	91,500	370,662
Horizon Robotics *	137,400	113,596
Hua Hong Semiconductor	84,000	371,312
Kingdee International Software Group *	349,000	686,441
Lenovo Group	932,000	1,118,400
SenseTime Group, Cl B *	3,211,000	609,476
Sunny Optical Technology Group	82,340	727,424
Xiaomi, Cl B *	550,200	4,201,846
		8,199,157
TOTAL CHINA		40,460,426

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 0.6%
Information Technology — 0.6%
ASMPT	38,600	$282,985
TOTAL HONG KONG		282,985

TOTAL COMMON STOCK (Cost $39,740,773)		40,743,411

TOTAL INVESTMENTS — 90.7% (Cost $39,740,773)		40,743,411
OTHER ASSETS LESS LIABILITIES – 9.3%		4,171,542
NET ASSETS - 100%		$44,914,953

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-028-0900

Consolidated Schedule of Investments (Unaudited) June 30, 2025

KraneShares European Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 59.1%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	148,800	$3,728,050
TOTAL EXCHANGE-TRADED FUND (Cost $3,733,025)		3,728,050

SHORT-TERM INVESTMENT — 3.1%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.270% (D)	194,039	194,039
TOTAL SHORT-TERM INVESTMENT (Cost $194,039)		194,039

TOTAL INVESTMENTS — 62.2% (Cost $3,927,064)		3,922,089
OTHER ASSETS LESS LIABILITIES – 37.8%		2,388,427
NET ASSETS - 100%		$6,310,516

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts ICE ECX Emission ^	78	Dec-2025	$5,794,227	$6,314,896	$(171,176)

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of June 30, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of June 30, 2025.

Transactions with affiliated companies during the period ended June 30, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$3,588,948	$1,204,800	$(1,065,870)	$3,425	$(3,253)	$3,728,050	$40,015	$—

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-029-0800

Consolidated Schedule of Investments (Unaudited) June 30, 2025

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 70.9%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	3,032,100	$75,966,537
TOTAL EXCHANGE-TRADED FUND (Cost $76,075,069)		75,966,537

SHORT-TERM INVESTMENT — 5.3%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.270% (D)	5,656,180	5,656,180
TOTAL SHORT-TERM INVESTMENT (Cost $5,656,180)		5,656,180

TOTAL INVESTMENTS — 76.2% (Cost $81,731,249)		81,622,717
OTHER ASSETS LESS LIABILITIES – 23.8%		25,451,957
NET ASSETS - 100%		$107,074,674

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts CA Carbon Allowance ^	3,856	Dec-2025	$134,051,701	$109,471,840	$(24,579,861)

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of June 30, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of June 30, 2025.

Transactions with affiliated companies during the period ended June 30, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$87,196,672	$—	$(11,240,526)	$65,800	$(55,409)	$75,966,537	$815,395	$—

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-030-0800

Schedule of Investments (Unaudited) June 30, 2025

KraneShares KWEB Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 103.3%
KraneShares CSI China Internet ETF (A)(B)	2,869,900	$98,523,667
TOTAL EXCHANGE - TRADED FUND (Cost $95,227,586)		98,523,667

SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.270% (C)	37,783	37,783
TOTAL SHORT-TERM INVESTMENT (Cost $37,783)		37,783

TOTAL INVESTMENTS — 103.3% (Cost $95,265,369)		98,561,450
OTHER ASSETS LESS LIABILITIES – (3.3)%		(3,122,899)
NET ASSETS - 100%		$95,438,551

WRITTEN OPTIONS (D) — (3.8)% (Premiums Received $(3,633,507))		$(3,637,180)

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	The rate shown is the 7-day effective yield as of June 30, 2025.
(D)	Refer to option table below.

Written options contracts outstanding as of June 30, 2025 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (3.8)%
Call Options
KWEB US*	(6,815)	$(23,395,895)	$32.74	07/03/25	$(1,113,026)
KWEB US*	(460)	(1,579,180)	$33.22	07/03/25	(53,880)
KWEB US*	(5,444)	(18,689,252)	$34.24	07/11/25	(389,736)
KWEB US*	(5,937)	(20,381,721)	$34.00	07/18/25	(625,522)
KWEB US*	(5,734)	(19,684,822)	$33.30	07/25/25	(955,055)
KWEB US*	(230)	(789,590)	$34.34	08/01/25	(28,143)
KWEB US*	(4,079)	(14,003,207)	$34.48	08/01/25	(471,818)
Total Written Options		$(98,523,667)			$(3,637,180)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended June 30, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2025	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$106,999,569	$135,497,077	$(141,783,529)	$2,535,157	$(4,724,607)	$98,523,667	$—	$—

Schedule of Investments (Unaudited) June 30, 2025

KraneShares KWEB Covered Call Strategy ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-037-0500

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Global Luxury Index ETF

	Shares	Value
COMMON STOCK — 98.0% ‡
DENMARK — 4.5%
Consumer Discretionary — 4.5%
Pandora	624	$109,174
TOTAL DENMARK		109,174

FRANCE — 33.9%
Consumer Discretionary — 20.1%
Hermes International	59	159,222
Kering	519	112,439
LVMH Moet Hennessy Louis Vuitton	415	216,585
		488,246
Consumer Staples — 8.4%
L’Oreal	480	204,587

Health Care — 5.4%
EssilorLuxottica	486	132,867

TOTAL FRANCE		825,700

ITALY — 11.6%
Consumer Discretionary — 11.6%
Brunello Cucinelli	361	43,732
Ferrari	220	107,456
Moncler	1,653	93,895
PRADA	6,100	37,843
TOTAL ITALY		282,926

JAPAN — 7.9%
Consumer Staples — 7.9%
Kao	2,400	107,285
Shiseido	4,800	85,519
TOTAL JAPAN		192,804

SWITZERLAND — 8.1%
Consumer Discretionary — 8.1%
Cie Financiere Richemont, Cl A	1,042	195,637
TOTAL SWITZERLAND		195,637

UNITED KINGDOM — 2.5%
Consumer Discretionary — 2.5%
Burberry Group *	3,707	60,044
TOTAL UNITED KINGDOM		60,044

UNITED STATES — 29.5%
Consumer Discretionary — 23.6%
Bath & Body Works	2,452	73,462

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Global Luxury Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Deckers Outdoor *	853	$87,919
Ralph Lauren, Cl A	395	108,341
Samsonite International	15,300	28,456
Signet Jewelers	501	39,855
Tapestry	1,250	109,762
Vail Resorts	476	74,794
VF	4,503	52,910
		575,499
Consumer Staples — 5.9%
Estee Lauder, Cl A	1,774	143,339

TOTAL UNITED STATES		718,838

TOTAL COMMON STOCK (Cost $2,657,104)		2,385,123

TOTAL INVESTMENTS — 98.0% (Cost $2,657,104)		2,385,123
OTHER ASSETS LESS LIABILITIES – 2.0%		48,870
NET ASSETS - 100%		$2,433,993

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-039-0400

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Hedgeye Hedged Equity

	Shares	Value
EXCHANGE - TRADED FUND — 100.5%
SPDR S&P 500 ETF Trust (A)	30,300	$18,720,855
TOTAL EXCHANGE - TRADED FUND (Cost $17,533,120)		18,720,855

PURCHASED OPTIONS (B) — 0.9%
TOTAL PURCHASED OPTIONS (Cost $194,600)		169,671

TOTAL INVESTMENTS — 101.4% (Cost $17,727,720)		18,890,526
OTHER ASSETS LESS LIABILITIES – (1.4)%		(261,972)
NET ASSETS - 100%		$18,628,554

WRITTEN OPTIONS (B) — (1.9)% (Premiums Received $(335,547))		$(346,959)

(A)	For financial information on the SPDR S&P 500 ETF Trust, please go to the Commission’s website at https://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund at June 30, 2025 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 0.9%
Put Options
S&P 500 Index	30	$18,614,850	$6,170.00	07/18/25	$168,000
S&P 500 Mini-SPX Index	3	186,150	617.00	07/18/25	1,671
Total Purchased Options		$18,801,000			$169,671

WRITTEN OPTIONS — (1.9)%
Put Options
S&P 500 Index	(30)	$(18,614,850)	$5,960.00	07/18/25	$(49,500)
S&P 500 Mini-SPX Index	(3)	(186,150)	596.00	07/18/25	(498)
Call Options
SPDR S&P 500 ETF Trust	(303)	$(18,720,855)	$615.08	07/18/25	$(296,961)
Total Written Options		$(37,521,855)			$(346,959)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-042-0300

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Artificial Intelligence

	Shares	Value
COMMON STOCK — 96.4% ‡
CANADA — 1.7%
Information Technology — 1.7%
Shopify, Cl A *	4,149	$477,568
TOTAL CANADA		477,568

GERMANY — 2.3%
Information Technology — 2.3%
SAP	2,115	640,906
TOTAL GERMANY		640,906

NETHERLANDS — 4.7%
Information Technology — 4.7%
ASML Holding	467	371,451
Nebius Group, Cl A *	17,384	961,857
TOTAL NETHERLANDS		1,333,308

SOUTH KOREA — 2.2%
Information Technology — 2.2%
SK Hynix	2,892	625,714
TOTAL SOUTH KOREA		625,714

TAIWAN — 3.2%
Information Technology — 3.2%
MediaTek	6,000	256,744
Taiwan Semiconductor Manufacturing	18,000	653,156
TOTAL TAIWAN		909,900

UNITED STATES — 82.3%
Communication Services — 13.1%
Alphabet, Cl A	4,972	876,216
Meta Platforms, Cl A	2,997	2,212,056
ROBLOX, Cl A *	5,967	627,728
		3,716,000
Consumer Discretionary — 9.6%
Amazon.com *	6,505	1,427,132
Duolingo, Cl A *	1,256	514,985
Tesla *	2,399	762,066
		2,704,183
Health Care — 2.0%
Tempus AI, Cl A *	8,872	563,727

Industrials — 1.4%
Vertiv Holdings, Cl A	3,150	404,491

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Artificial Intelligence (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 56.2%
Adobe *	1,419	$548,983
Apple	4,304	883,052
AppLovin, Cl A *	1,171	409,944
Arista Networks *	3,141	321,356
ARM Holdings ADR *	1,740	281,427
Atlassian, Cl A *	1,872	380,184
Broadcom	2,814	775,679
Cloudflare, Cl A *	3,335	653,093
Confluent, Cl A *	12,961	323,118
Datadog, Cl A *	3,833	514,887
Elastic *	5,812	490,126
Gitlab, Cl A *	7,325	330,431
Marvell Technology	5,308	410,839
Micron Technology	2,936	361,862
Microsoft	3,005	1,494,717
MongoDB, Cl A *	1,830	384,282
NVIDIA	8,102	1,280,035
Oracle	3,458	756,023
Palantir Technologies, Cl A *	5,339	727,812
Palo Alto Networks *	1,876	383,905
Pure Storage, Cl A *	6,042	347,898
QUALCOMM	1,676	266,920
Salesforce	2,841	774,712
Samsara, Cl A *	11,413	454,009
ServiceNow *	763	784,425
Snowflake, Cl A *	2,619	586,054
Synopsys *	492	252,238
Workday, Cl A *	1,630	391,200
Zscaler *	1,169	366,996
		15,936,207
TOTAL UNITED STATES		23,324,608

TOTAL COMMON STOCK (Cost $24,408,039)		27,312,004

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Artificial Intelligence (concluded)

	Shares	Value
PREFERRED STOCK — 3.5%
UNITED STATES — 3.5%
Information Technology — 3.5%
Anthropic *(A)(B)	17,829	$999,966
TOTAL PREFERRED STOCK (Cost $999,966)		999,966

TOTAL INVESTMENTS — 99.9% (Cost $25,408,005)		28,311,970
OTHER ASSETS LESS LIABILITIES – 0.1%		29,066
NET ASSETS - 100%		$28,341,036

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-043-0300

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 96.2%
AUSTRALIA — 5.0%
Financials — 5.0%
Australia & New Zealand Banking Group NY
5.375%, 07/03/2025	$2,000,000	$2,000,099
Transurban Finance Pty
4.125%, 02/02/2026	500,000	498,585
Westpac Banking
5.386%, 8/26/2025, SOFRRATE + 1.000% (A)	1,500,000	1,501,995
5.512%, 11/17/2025	700,000	702,882
5.200%, 04/16/2026	2,000,000	2,013,606
3.735%, 08/26/2025	1,400,000	1,398,198
2.850%, 05/13/2026	1,000,000	987,978
TOTAL AUSTRALIA		9,103,343

CANADA — 7.6%
Consumer Discretionary — 0.3%
Magna International
4.150%, 10/01/2025	500,000	499,045

Financials — 7.3%
Bank of Montreal
5.920%, 09/25/2025	1,000,000	1,002,961
Bank of Nova Scotia
4.750%, 02/02/2026	2,000,000	2,004,482
1.050%, 03/02/2026	1,500,000	1,467,211
Canadian Imperial Bank of Commerce
3.945%, 08/04/2025	1,000,000	999,264
0.950%, 10/23/2025	1,000,000	989,488
Federation des Caisses Desjardins du Quebec
4.400%, 08/23/2025	900,000	899,224
Royal Bank of Canada, MTN
4.875%, 01/12/2026	1,000,000	1,002,118
1.200%, 04/27/2026	2,000,000	1,951,577
0.875%, 01/20/2026	1,000,000	980,581
Toronto-Dominion Bank, MTN
0.750%, 01/06/2026	1,000,000	981,097
0.750%, 09/11/2025	1,000,000	992,320
		13,270,323
TOTAL CANADA		13,769,368

FRANCE — 0.8%
Financials — 0.8%
Banque Federative du Credit Mutuel
4.935%, 01/26/2026	791,000	793,026
4.524%, 07/13/2025	747,000	746,898
TOTAL FRANCE		1,539,924

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
GERMANY — 0.8%
Financials — 0.8%
Deutsche Bank NY
1.686%, 03/19/2026	$1,500,000	$1,472,067

HONG KONG — 0.6%
Financials — 0.6%
Swire Pacific Financing, MTN
3.875%, 09/21/2025	1,000,000	998,349

IRELAND — 1.0%
Industrials — 1.0%
AerCap Ireland Capital DAC
6.500%, 07/15/2025	1,000,000	1,000,644
1.750%, 01/30/2026	786,000	772,234
TOTAL IRELAND		1,772,878

JAPAN — 3.2%
Financials — 3.2%
Mitsubishi UFJ Financial Group
1.412%, 07/17/2025	1,000,000	998,637
Mizuho Financial Group
3.477%, 04/12/2026	1,500,000	1,489,403
Sumitomo Mitsui Financial Group
5.464%, 01/13/2026	1,318,000	1,324,395
1.474%, 07/08/2025	2,000,000	1,998,988
TOTAL JAPAN		5,811,423

NETHERLANDS — 1.1%
Financials — 1.1%
Cooperatieve Rabobank UA, MTN
5.500%, 07/18/2025	1,000,000	1,000,496
Cooperatieve Rabobank UA
4.850%, 01/09/2026	1,000,000	1,001,922
TOTAL NETHERLANDS		2,002,418

SPAIN — 1.5%
Financials — 1.5%
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	1,000,000	992,419
Banco Santander
5.179%, 11/19/2025	1,800,000	1,800,923
TOTAL SPAIN		2,793,342

SWITZERLAND — 0.5%
Financials — 0.5%
UBS Group
4.125%, 09/24/2025	928,000	926,398

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
UNITED KINGDOM — 3.6%
Financials — 3.6%
Barclays
4.375%, 01/12/2026	$1,000,000	$999,198
HSBC Holdings
4.300%, 03/08/2026	2,000,000	1,998,034
4.250%, 08/18/2025	1,000,000	999,042
3.900%, 05/25/2026	1,000,000	995,864
LSEGA Financing
1.375%, 04/06/2026	1,500,000	1,464,742
TOTAL UNITED KINGDOM		6,456,880

UNITED STATES — 70.5%
Communication Services — 4.9%
Charter Communications Operating
4.908%, 07/23/2025	1,000,000	999,926
Comcast
3.950%, 10/15/2025	1,000,000	998,453
3.150%, 03/01/2026	1,500,000	1,487,898
T-Mobile USA
2.250%, 02/15/2026	1,000,000	984,517
1.500%, 02/15/2026	1,000,000	980,244
TWDC Enterprises 18
3.000%, 02/13/2026	1,000,000	992,285
TWDC Enterprises 18, MTN
3.150%, 09/17/2025	1,000,000	997,475
Verizon Communications
0.850%, 11/20/2025	500,000	493,123
Walt Disney
1.750%, 01/13/2026	1,000,000	986,121
		8,920,042
Consumer Discretionary — 3.6%
DR Horton
2.600%, 10/15/2025	500,000	496,966
Ford Motor Credit
4.134%, 08/04/2025	1,000,000	998,949
General Motors Financial
4.300%, 07/13/2025	1,000,000	999,768
McDonald’s, MTN
3.300%, 07/01/2025	1,000,000	1,000,000
Toyota Motor Credit, MTN
4.050%, 10/24/2025	1,000,000	997,260
3.650%, 08/18/2025	1,000,000	998,973
Toyota Motor Credit
5.400%, 11/10/2025	1,000,000	1,003,169
		6,495,085

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 1.9%
PepsiCo
5.250%, 11/10/2025	$1,000,000	$1,003,055
4.550%, 02/13/2026	1,000,000	1,000,704
3.500%, 07/17/2025	1,000,000	999,592
2.850%, 02/24/2026	500,000	495,556
		3,498,907
Financials — 34.3%
Allstate
0.750%, 12/15/2025	1,000,000	982,878
American Express
4.900%, 02/13/2026	2,000,000	2,005,900
4.200%, 11/06/2025	1,000,000	999,025
3.950%, 08/01/2025	1,000,000	1,000,000
3.125%, 05/20/2026	1,000,000	990,902
Aon Global
3.875%, 12/15/2025	2,000,000	1,993,721
Ares Capital
3.875%, 01/15/2026	2,000,000	1,989,491
3.250%, 07/15/2025	2,000,000	1,998,727
Bank of New York Mellon, MTN
2.800%, 05/04/2026	2,000,000	1,974,855
0.750%, 01/28/2026	1,000,000	979,244
Charles Schwab
4.891%, 5/13/2026, SOFRINDX + 0.520% (A)	500,000	500,095
1.150%, 05/13/2026	1,000,000	972,636
0.900%, 03/11/2026	596,000	581,639
Chubb INA Holdings
3.350%, 05/03/2026	1,000,000	992,259
Citibank
5.864%, 09/29/2025	1,000,000	1,001,902
5.438%, 04/30/2026	2,000,000	2,015,359
Citigroup
5.500%, 09/13/2025	1,000,000	1,001,218
4.600%, 03/09/2026	2,000,000	1,999,745
3.700%, 01/12/2026	1,000,000	996,386
3.400%, 05/01/2026	1,000,000	992,311
Corebridge Global Funding
0.900%, 09/22/2025	1,000,000	991,496
Fifth Third Bank
3.950%, 07/28/2025	1,000,000	999,482
3.850%, 03/15/2026	1,500,000	1,490,431
Goldman Sachs Group
3.750%, 02/25/2026	1,000,000	995,508
Invesco Finance
3.750%, 01/15/2026	500,000	497,578

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Jackson National Life Global Funding
5.500%, 01/09/2026	$850,000	$853,462
JPMorgan Chase
3.900%, 07/15/2025	1,000,000	999,621
3.300%, 04/01/2026	2,000,000	1,986,523
KeyBank
4.150%, 08/08/2025	1,000,000	999,260
Manufacturers & Traders Trust
5.400%, 11/21/2025	500,000	500,975
4.650%, 01/27/2026	2,800,000	2,799,823
Marsh & McLennan
3.750%, 03/14/2026	2,000,000	1,989,915
Metropolitan Life Global Funding I
4.050%, 08/25/2025	1,020,000	1,019,057
Morgan Stanley, MTN
5.000%, 11/24/2025	1,000,000	1,001,487
4.000%, 07/23/2025	1,000,000	999,059
3.875%, 01/27/2026	2,000,000	1,992,148
Morgan Stanley Bank
4.754%, 04/21/2026	2,000,000	2,005,535
Prudential Financial, MTN
1.500%, 03/10/2026	2,000,000	1,961,976
State Street
3.550%, 08/18/2025	1,000,000	998,531
2.650%, 05/19/2026	2,000,000	1,972,033
Truist Bank
3.625%, 09/16/2025	2,000,000	1,994,603
Truist Financial, MTN
1.200%, 08/05/2025	1,000,000	996,728
US Bancorp, MTN
3.950%, 11/17/2025	1,500,000	1,495,616
3.100%, 04/27/2026	1,000,000	989,876
Visa
3.150%, 12/14/2025	1,000,000	994,257
Wells Fargo
3.000%, 04/22/2026	2,000,000	1,978,571
Wells Fargo, MTN
3.550%, 09/29/2025	900,000	897,457
		62,369,301
Health Care — 5.8%
Cigna Group
4.500%, 02/25/2026	500,000	499,701
4.125%, 11/15/2025	1,000,000	999,527
CVS Health
3.875%, 07/20/2025	1,000,000	999,303

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Health Care (continued)
Elevance Health
4.900%, 02/08/2026	$510,000	$510,030
McKesson
0.900%, 12/03/2025	500,000	492,422
Stryker
3.375%, 11/01/2025	1,000,000	995,951
UnitedHealth Group
5.150%, 10/15/2025	1,000,000	1,001,683
3.750%, 07/15/2025	1,000,000	999,666
1.150%, 05/15/2026	1,000,000	971,988
Zimmer Biomet Holdings
3.050%, 01/15/2026	1,000,000	992,193
Zoetis
5.400%, 11/14/2025	1,000,000	1,002,137
4.500%, 11/13/2025	1,000,000	999,463
		10,464,064
Industrials — 5.2%
Air Lease
3.375%, 07/01/2025	1,000,000	1,000,000
Cummins
0.750%, 09/01/2025	1,000,000	994,126
JB Hunt Transport Services
3.875%, 03/01/2026	2,000,000	1,990,793
John Deere Capital, MTN
4.800%, 01/09/2026	1,000,000	1,002,154
4.050%, 09/08/2025	1,000,000	999,080
Stanley Black & Decker
3.400%, 03/01/2026	1,500,000	1,486,977
Waste Management
0.750%, 11/15/2025	2,000,000	1,973,555
		9,446,685
Information Technology — 10.5%
Apple
4.421%, 05/08/2026	2,000,000	1,998,996
3.250%, 02/23/2026	2,000,000	1,987,287
0.700%, 02/08/2026	2,000,000	1,956,953
0.550%, 08/20/2025	1,000,000	994,861
Applied Materials
3.900%, 10/01/2025	500,000	499,444
Cisco Systems
4.900%, 02/26/2026	1,000,000	1,004,735
2.950%, 02/28/2026	2,000,000	1,981,038
Fortinet
1.000%, 03/15/2026	2,000,000	1,948,429

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Information Technology (continued)
Intel
4.875%, 02/10/2026	$700,000	$700,988
Intuit
0.950%, 07/15/2025	1,000,000	998,522
Lam Research
3.750%, 03/15/2026	2,000,000	1,990,259
Microsoft
3.125%, 11/03/2025	3,000,000	2,986,938
		19,048,450
Real Estate — 4.3%
Boston Properties
3.650%, 02/01/2026	1,000,000	993,492
Equinix
1.450%, 05/15/2026	1,000,000	972,523
1.250%, 07/15/2025	1,000,000	998,708
Public Storage Operating
0.875%, 02/15/2026	2,000,000	1,956,863
Realty Income
4.625%, 11/01/2025	1,000,000	999,906
Simon Property Group
3.500%, 09/01/2025	1,000,000	997,707
3.300%, 01/15/2026	1,000,000	993,977
		7,913,176
TOTAL UNITED STATES		128,155,710

TOTAL CORPORATE OBLIGATIONS (Cost $174,862,854)		174,802,100

TOTAL INVESTMENTS — 96.2% (Cost $174,862,854)		174,802,100
OTHER ASSETS LESS LIABILITIES – 3.8%		6,856,602
NET ASSETS - 100%		$181,658,702

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-041-0300

Schedule of Investments (Unaudited) June 30, 2025

KraneShares China Alpha Index ETF

	Shares	Value
COMMON STOCK — 99.5% ‡
CHINA — 99.5%
Consumer Discretionary — 8.4%
Fuyao Glass Industry Group, Cl A	37,201	$296,075
Haier Smart Home, Cl A	37,500	129,727
Ningbo Tuopu Group, Cl A	25,400	167,545
Seres Group, Cl A	15,900	298,149
		891,496
Financials — 36.9%
Agricultural Bank of China, Cl A	390,100	320,221
Bank of Beijing, Cl A	342,500	326,571
Bank of China, Cl A	390,700	306,532
Bank of Communications, Cl A	283,900	317,067
Bank of Jiangsu, Cl A	196,500	327,539
Bank of Nanjing, Cl A	188,300	305,459
Bank of Shanghai, Cl A	203,800	301,867
China CITIC Bank, Cl A	247,100	293,216
China Construction Bank, Cl A	238,800	314,704
China Galaxy Securities, Cl A	44,400	106,302
Guotai Junan Securities, Cl A	125,500	335,687
Huaxia Bank, Cl A	286,500	316,371
Industrial & Commercial Bank of China, Cl A	305,100	323,281
		3,894,817
Industrials — 14.0%
China Merchants Expressway Network & Technology Holdings, Cl A	170,200	285,126
COSCO SHIPPING Holdings, Cl A	111,600	234,319
Daqin Railway, Cl A	319,600	294,474
Jiangsu Expressway, Cl A	131,900	282,466
NARI Technology, Cl A	6,200	19,397
Shanghai International Port Group, Cl A	369,400	294,462
Weichai Power, Cl A	31,900	68,492
		1,478,736
Information Technology — 21.5%
Avary Holding Shenzhen, Cl A	35,800	160,080
Chaozhou Three-Circle Group, Cl A	16,700	77,868
Eoptolink Technology, Cl A	24,500	434,444
Foxconn Industrial Internet, Cl A	113,900	339,960
Luxshare Precision Industry, Cl A	70,900	343,357
NAURA Technology Group, Cl A	1,300	80,254
WUS Printed Circuit Kunshan, Cl A	61,100	363,197
Zhongji Innolight, Cl A	23,100	470,375
		2,269,535

Schedule of Investments (Unaudited) June 30, 2025

KraneShares China Alpha Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 18.7%
Aluminum Corp of China, Cl A	329,800	$324,130
Ningxia Baofeng Energy Group, Cl A	134,800	303,731
Satellite Chemical, Cl A	128,900	311,851
Zangge Mining, Cl A	59,400	353,838
Zhejiang Juhua, Cl A	81,500	326,312
Zhongjin Gold, Cl A	12,500	25,530
Zijin Mining Group, Cl A	121,600	331,028
		1,976,420
TOTAL CHINA		10,511,004

TOTAL COMMON STOCK (Cost $9,012,391)		10,511,004

TOTAL INVESTMENTS — 99.5% (Cost $9,012,391)		10,511,004
OTHER ASSETS LESS LIABILITIES – 0.5%		52,151
NET ASSETS - 100%		$10,563,155

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-046-0200

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Man Buyout Beta Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
BELGIUM — 0.3%
Communication Services — 0.3%
Liberty Global, Cl C *	3,232	$33,322
TOTAL BELGIUM		33,322

BRAZIL — 0.4%
Financials — 0.4%
StoneCo, Cl A *	2,662	42,698
TOTAL BRAZIL		42,698

GERMANY — 0.1%
Materials — 0.1%
Orion	1,021	10,710
TOTAL GERMANY		10,710

MONACO — 0.0%
Industrials — 0.0%
Safe Bulkers	1,990	7,184
TOTAL MONACO		7,184

NORWAY — 0.1%
Energy — 0.1%
Seadrill *	291	7,639
TOTAL NORWAY		7,639

PUERTO RICO — 0.2%
Communication Services — 0.2%
Liberty Latin America, Cl C *	4,282	26,634
TOTAL PUERTO RICO		26,634

UNITED KINGDOM — 0.9%
Energy — 0.9%
TechnipFMC	2,844	97,947
TOTAL UNITED KINGDOM		97,947

UNITED STATES — 97.9%
Communication Services — 4.4%
Bandwidth, Cl A *	2,614	41,563
Bumble, Cl A *	1,890	12,455
DoubleVerify Holdings *	889	13,308
IAC *	1,111	41,485
Iridium Communications	404	12,189
Magnite *	5,916	142,694
News	5,668	168,453
Toro Combineco *	1,534	11,919

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Communication Services (continued)
TripAdvisor *	846	$11,040
ZoomInfo Technologies, Cl A *	3,477	35,187
		490,293
Consumer Discretionary — 13.5%
Adient *	1,174	22,846
American Axle & Manufacturing Holdings *	1,588	6,479
Asbury Automotive Group *	140	33,396
AutoNation *	324	64,363
BJ’s Restaurants *	500	22,300
BorgWarner	1,485	49,718
Boyd Gaming	535	41,853
Bright Horizons Family Solutions *	339	41,897
Brunswick	234	12,926
Churchill Downs	224	22,624
Dana	1,489	25,536
Dorman Products *	432	52,993
Etsy *	1,310	65,710
Frontdoor *	1,772	104,442
Funko, Cl A *	1,760	8,378
Gentherm *	560	15,842
Hanesbrands *	1,679	7,690
Hasbro	1,064	78,545
J Jill	408	5,973
Kontoor Brands	172	11,347
Lear	832	79,023
Life Time Group Holdings *	644	19,532
Light & Wonder *	542	52,173
Lindblad Expeditions Holdings *	860	10,036
M/I Homes *	171	19,173
Mattel *	4,136	81,562
Mohawk Industries *	137	14,363
Phinia	926	41,198
Ralph Lauren, Cl A	342	93,804
Savers Value Village *	1,771	18,064
Sonic Automotive, Cl A	307	24,538
Standard Motor Products	228	7,004
Taylor Morrison Home, Cl A *	110	6,756
Toll Brothers	322	36,750
TopBuild *	144	46,619
Travel + Leisure	679	35,043
Tri Pointe Homes *	617	19,713
Upbound Group	440	11,044
Vail Resorts	218	34,254
VF	774	9,094

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Wayfair, Cl A *	1,791	$91,592
Wyndham Hotels & Resorts	871	70,734
Xponential Fitness, Cl A *	610	4,569
		1,521,496
Consumer Staples — 4.1%
BJ’s Wholesale Club Holdings *	204	21,997
Central Garden & Pet, Cl A *	701	21,934
Coca-Cola Consolidated	360	40,194
Darling Ingredients *	829	31,452
Dole	1,930	27,001
Energizer Holdings	595	11,995
Ingles Markets, Cl A	293	18,570
Ingredion	622	84,356
Natural Grocers by Vitamin Cottage	421	16,524
Pilgrim’s Pride	134	6,027
Reynolds Consumer Products	264	5,655
Turning Point Brands	893	67,663
Universal	87	5,067
US Foods Holding *	1,255	96,648
		455,083
Energy — 1.2%
Granite Ridge Resources	1,686	10,740
Kodiak Gas Services	512	17,546
NOV	2,586	32,144
Oceaneering International *	839	17,384
Ovintiv	969	36,871
Range Resources	318	12,933
World Kinect	407	11,538
		139,156
Financials — 8.8%
Affiliated Managers Group	167	32,861
Ameris Bancorp	621	40,179
Assurant	111	21,921
Axis Capital Holdings	1,023	106,208
Banner	38	2,438
Burford Capital	924	13,176
Community Trust Bancorp	36	1,905
Corebridge Financial	1,497	53,143
Donnelley Financial Solutions *	835	51,478
Enova International *	118	13,159
Enterprise Financial Services	159	8,761
Euronet Worldwide *	949	96,210
Federal Agricultural Mortgage, Cl C	35	6,800

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
First Financial	114	$6,178
First Financial Bancorp	326	7,909
First Merchants	243	9,307
FirstCash Holdings	143	19,325
Hancock Whitney	108	6,199
Hanover Insurance Group	92	15,628
Home BancShares	318	9,050
International Bancshares	298	19,835
Mercury General	637	42,896
Morningstar	200	62,786
Old Second Bancorp	219	3,885
Origin Bancorp	248	8,864
Primerica	280	76,628
QCR Holdings	106	7,197
Reinsurance Group of America, Cl A	288	57,128
Selective Insurance Group	605	52,423
SLM	1,128	36,987
Synovus Financial	298	15,421
Texas Capital Bancshares *	303	24,058
Univest Financial	102	3,064
Virtus Investment Partners	92	16,689
Voya Financial	242	17,182
Webster Financial	399	21,785
		988,663
Health Care — 11.8%
10X Genomics, Cl A *	831	9,623
Amneal Pharmaceuticals *	8,335	67,430
Ardent Health Partners *	221	3,019
AtriCure *	1,420	46,533
Aveanna Healthcare Holdings *	2,138	11,182
Biote, Cl A *	1,157	4,651
Bio-Techne	379	19,500
BrightSpring Health Services *	2,398	56,569
Certara *	1,553	18,170
Charles River Laboratories International *	98	14,870
Community Health Systems *	3,770	12,818
CONMED	488	25,415
Definitive Healthcare, Cl A *	6,229	24,293
Elanco Animal Health *	5,161	73,699
Encompass Health	1,456	178,549
Enhabit *	806	7,770
ICU Medical *	489	64,621
Innoviva *	627	12,596
LifeStance Health Group *	3,850	19,905

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
LivaNova *	1,365	$61,452
Mesa Laboratories	305	28,737
National Research	450	7,560
NeoGenomics *	1,735	12,683
OptimizeRx *	644	8,694
Option Care Health *	3,310	107,509
Orthofix Medical *	624	6,958
Phibro Animal Health, Cl A	385	9,833
QIAGEN	2,641	126,926
Tactile Systems Technology *	2,426	24,600
Teladoc Health *	10,962	95,479
Universal Health Services, Cl B	416	75,358
Waystar Holding *	2,336	95,472
		1,332,474
Industrials — 20.2%
AECOM	573	64,669
Allison Transmission Holdings	406	38,566
API Group *	1,416	72,287
Applied Industrial Technologies	46	10,693
Armstrong World Industries	111	18,031
ATI *	914	78,915
Atmus Filtration Technologies	982	35,764
AZZ	518	48,941
Brink’s	694	61,967
BWX Technologies	261	37,600
Clean Harbors *	98	22,656
Columbus McKinnon	129	1,970
CRA International	33	6,183
Crane	184	34,940
Curtiss-Wright	95	46,412
Donaldson	220	15,257
Douglas Dynamics	349	10,285
Dycom Industries *	96	23,461
Enerpac Tool Group, Cl A	277	11,235
EnerSys	924	79,251
Flowserve	1,178	61,668
Gates Industrial *	2,186	50,344
Generac Holdings *	667	95,521
Genpact	1,571	69,140
Gorman-Rupp	121	4,443
Griffon	342	24,751
GXO Logistics *	299	14,561
Hexcel	990	55,925
Hillman Solutions *	4,113	29,367

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Huron Consulting Group *	235	$32,322
IBEX Holdings *	391	11,378
ICF International	167	14,147
Interface, Cl A	743	15,551
ITT	124	19,447
KBR	833	39,934
Lincoln Electric Holdings	36	7,463
MasTec *	368	62,718
Maximus	367	25,763
McGrath RentCorp	32	3,711
Moog, Cl A	269	48,681
MSA Safety	303	50,762
Mueller Water Products, Cl A	2,950	70,918
nVent Electric	309	22,634
OPENLANE *	176	4,303
Pentair	1,196	122,781
Primoris Services	199	15,510
Regal Rexnord	360	52,186
Ryder System	518	82,362
Science Applications International	263	29,616
SkyWest *	731	75,271
Standardaero *	360	11,394
Textron	875	70,254
Valmont Industries	100	32,657
Verra Mobility, Cl A *	1,960	49,764
WESCO International	351	65,005
Willdan Group *	670	41,882
WillScot Holdings	1,469	40,251
Woodward	124	30,391
		2,273,859
Information Technology — 25.2%
ACI Worldwide *	1,198	55,000
ADTRAN Holdings *	310	2,781
Alkami Technology *	337	10,157
Appian, Cl A *	1,443	43,088
Arlo Technologies *	1,479	25,084
Asana, Cl A *	2,432	32,832
AvePoint *	446	8,612
Axcelis Technologies *	178	12,405
Belden	339	39,256
Benchmark Electronics	499	19,376
BigCommerce Holdings *	6,882	34,410
BILL Holdings *	255	11,796
BlackLine *	317	17,949

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Blend Labs, Cl A *	3,737	$12,332
CCC Intelligent Solutions Holdings *	1,559	14,670
CEVA *	206	4,528
Ciena *	909	73,929
Coherent *	787	70,208
CTS	310	13,209
Diebold Nixdorf *	156	8,642
DigitalOcean Holdings *	1,503	42,926
Dynatrace *	1,267	69,951
Elastic *	1,643	138,554
Extreme Networks *	277	4,972
FormFactor *	879	30,246
Freshworks, Cl A *	1,451	21,634
Gen Digital	771	22,667
Gitlab, Cl A *	684	30,855
Harmonic *	911	8,627
Informatica, Cl A *	1,655	40,299
Itron *	403	53,047
Jabil	612	133,477
Jamf Holding *	2,608	24,802
Kyndryl Holdings *	535	22,449
Littelfuse	105	23,807
MACOM Technology Solutions Holdings *	412	59,036
Manhattan Associates *	244	48,183
Meridianlink *	275	4,463
Mirion Technologies, Cl A *	1,801	38,776
MKS Instruments	510	50,674
N-able *	5,302	42,946
nCino *	423	11,831
Nutanix, Cl A *	1,969	150,510
Onto Innovation *	611	61,668
PagerDuty *	3,768	57,575
PDF Solutions *	432	9,236
Pegasystems	2,814	152,322
Photronics *	740	13,934
Plexus *	350	47,359
Procore Technologies *	322	22,031
PROS Holdings *	2,251	35,251
Pure Storage, Cl A *	1,432	82,455
Q2 Holdings *	1,610	150,680
Rambus *	752	48,143
Rapid7 *	1,783	41,241
RingCentral, Cl A *	2,700	76,545
Silicon Laboratories *	25	3,684
SMART Global Holdings *	1,107	21,930

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Sprinklr, Cl A *	3,643	$30,820
Sprout Social, Cl A *	863	18,045
Synaptics *	338	21,909
Tenable Holdings *	1,864	62,966
TTM Technologies *	1,419	57,924
UiPath, Cl A *	6,481	82,957
Ultra Clean Holdings *	376	8,486
Unity Software *	865	20,933
Universal Display	279	43,094
Viant Technology, Cl A *	154	2,038
Weave Communications *	2,426	20,184
Xperi *	1,822	14,412
Yext *	6,055	51,468
		2,844,286
Materials — 6.8%
AptarGroup	403	63,041
Ashland	957	48,118
Avery Dennison	258	45,271
Avient	1,587	51,276
Axalta Coating Systems *	2,407	71,464
Commercial Metals	382	18,684
Constellium, Cl A *	1,263	16,798
Eagle Materials	112	22,636
Greif, Cl A	71	4,614
Hecla Mining	5,818	34,850
Huntsman	662	6,898
Kaiser Aluminum	519	41,468
Knife River *	871	71,109
Materion	548	43,495
Minerals Technologies	647	35,630
Mosaic	277	10,105
NewMarket	85	58,723
Scotts Miracle-Gro	113	7,454
Sensient Technologies	954	93,988
Silgan Holdings	305	16,525
TriMas	240	6,866
		769,013
Utilities — 1.9%
Avista	265	10,057
Black Hills	437	24,516
National Fuel Gas	110	9,318
New Jersey Resources	103	4,616
NiSource	606	24,446
Northwestern Energy Group	383	19,648

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Man Buyout Beta Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
NRG Energy	139	$22,321
OGE Energy	448	19,882
Southwest Gas Holdings	539	40,096
Spire	75	5,474
TXNM Energy	602	33,905
Unitil	66	3,442
		217,721
TOTAL UNITED STATES		11,032,044

TOTAL COMMON STOCK (Cost $10,995,689)		11,258,178

TOTAL INVESTMENTS — 99.9% (Cost $10,995,689)		11,258,178
OTHER ASSETS LESS LIABILITIES – 0.1%		11,769
NET ASSETS - 100%		$11,269,947

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-047-0200

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Global Humanoid Embodied Intel Index ETF

	Shares	Value
COMMON STOCK — 113.7% ‡
AUSTRALIA — 2.7%
Materials — 2.7%
Lynas Rare Earths *	45,956	$259,310
TOTAL AUSTRALIA		259,310

BELGIUM — 3.2%
Information Technology — 3.2%
Melexis	3,627	307,182
TOTAL BELGIUM		307,182

CANADA — 2.4%
Consumer Discretionary — 2.4%
Magna International	5,977	230,582
TOTAL CANADA		230,582

CHINA — 35.9%
Consumer Discretionary — 10.0%
Ningbo Shuanglin Auto Parts, Cl A	35,200	231,353
Ningbo Tuopu Group, Cl A	25,600	168,864
Shanghai Beite Technology, Cl A	33,800	196,766
XPeng, Cl A *	20,200	181,671
Zhejiang Shuanghuan Driveline, Cl A	42,100	196,831
		975,485
Industrials — 17.8%
Estun Automation, Cl A *	69,200	195,530
Jiangsu Hengli Hydraulic, Cl A	18,700	187,962
Keli Sensing Technology Ningbo, Cl A	23,400	208,842
Leader Harmonious Drive Systems, Cl A	10,008	174,490
Shanghai Moons’ Electric, Cl A	22,000	176,506
Shenzhen Inovance Technology, Cl A	22,000	198,312
Shenzhen Zhaowei Machinery & Electronic, Cl A	11,800	178,158
UBTech Robotics *	20,250	213,850
Zhejiang Sanhua Intelligent Controls, Cl A	52,300	192,607
		1,726,257
Information Technology — 5.8%
China Leadshine Technology, Cl A	30,500	188,540
Horizon Robotics *	241,800	199,908
RoboSense Technology *	42,100	172,959
		561,407
Materials — 2.3%
China Northern Rare Earth Group High-Tech, Cl A	64,200	223,167

TOTAL CHINA		3,486,316

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Global Humanoid Embodied Intel Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GERMANY — 5.5%
Consumer Discretionary — 2.8%
Schaeffler	50,180	$268,011

Information Technology — 2.7%
Infineon Technologies	6,233	264,239

TOTAL GERMANY		532,250

ISRAEL — 2.6%
Consumer Discretionary — 2.6%
Mobileye Global, Cl A *	14,208	255,460
TOTAL ISRAEL		255,460

JAPAN — 11.5%
Industrials — 9.2%
Harmonic Drive Systems	9,900	191,907
Nabtesco	13,400	239,483
Nidec	11,900	231,088
THK	8,500	226,968
		889,446
Information Technology — 2.3%
Keyence	100	40,043
Renesas Electronics	15,300	189,496
		229,539
TOTAL JAPAN		1,118,985

NETHERLANDS — 2.4%
Information Technology — 2.4%
NXP Semiconductors	1,051	229,633
TOTAL NETHERLANDS		229,633

SOUTH KOREA — 2.4%
Industrials — 2.4%
Rainbow Robotics *	1,141	237,145
TOTAL SOUTH KOREA		237,145

SWEDEN — 2.0%
Information Technology — 2.0%
Hexagon, Cl B	19,104	190,751
TOTAL SWEDEN		190,751

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Global Humanoid Embodied Intel Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SWITZERLAND — 2.5%
Information Technology — 2.5%
TE Connectivity	1,429	$241,029
TOTAL SWITZERLAND		241,029

TAIWAN — 2.4%
Industrials — 2.4%
Hiwin Technologies	32,000	230,042
TOTAL TAIWAN		230,042

UNITED STATES — 38.2%
Consumer Discretionary — 5.0%
Aptiv *	3,382	230,720
Tesla *	782	248,410
		479,130
Industrials — 12.1%
Moog, Cl A	1,218	220,421
RBC Bearings *	642	247,042
Regal Rexnord	1,749	253,535
Sensata Technologies Holding	8,216	247,384
Timken	2,839	205,969
		1,174,351
Information Technology — 18.5%
Amphenol, Cl A	3,105	306,619
Analog Devices	992	236,116
Jabil	1,464	319,299
Novanta *	1,573	202,807
NVIDIA	1,850	292,281
Teledyne Technologies *	408	209,022
Texas Instruments	1,119	232,327
		1,798,471
Materials — 2.6%
MP Materials *	7,662	254,915

TOTAL UNITED STATES		3,706,867

TOTAL COMMON STOCK (Cost $10,928,374)		11,025,552

TOTAL INVESTMENTS — 113.7% (Cost $10,928,374)		11,025,552
OTHER ASSETS LESS LIABILITIES – (13.7)%		(1,324,412)
NET ASSETS - 100%		$9,701,140

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) June 30, 2025

KraneShares Global Humanoid Embodied Intel Index ETF (concluded)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-048-0100

Schedules of Investments/Consolidated Schedule of Investments (Unaudited) June 30, 2025

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

AUD — Australian Dollar

BV — Business Value

BVI — Business Volume Indicator

CAD — Canadian Dollar

Cl — Class

ETF — Exchange-Traded Fund

FX — Foreign Exchange

GDR — Global Depositary Receipt

H15T5Y — United States Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PTY — Proprietary

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

SPX — Standard & Poor’s 500 Index

USD — United States Dollar

WTI — West Texas Intermediate